UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

M Capital Appreciation Fund

 (MFCPX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$55	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$315,433,903
Number of Portfolio Holdings	141
Portfolio Turnover	15%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Industry Weighting (% of net assets)

Table Summary
Semiconductors	11.8%
Transportation & Logistics	8.8%
Aerospace & Defense	7.5%
Technology Hardware	7.5%
Medical Equipment & Devices	6.8%
Biotech & Pharma	5.8%
Banking	4.8%
Electrical Equipment	4.2%
Software	3.6%
Health Care Facilities & Services	3.5%
Machinery	2.8%
Insurance	2.7%
Technology Services	2.6%
Steel	2.6%
Engineering & Construction	2.2%
Construction Materials	2.0%
Other Industries	19.1%
Other Assets in Excess of Liabilities	1.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	3.0%
Flex Ltd.	2.2%
Carpenter Technology Corporation	2.2%
Jabil, Inc.	1.8%
XPO, Inc.	1.8%
Granite Construction, Inc.	1.7%
ATI, Inc.	1.6%
Lattice Semiconductor Corporation	1.5%
Astera Labs, Inc.	1.5%
Knight-Swift Transportation Holdings, Inc.	1.4%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund, including its prospectus,financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 402-493-4603 option 2

M Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

MFCPX

M International Equity Fund

 (MBEQX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$297,140,340
Number of Portfolio Holdings	1,818
Portfolio Turnover	25%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Industry Weighting (% of net assets)

Table Summary
Mutual Fund	35.4%
Banking	8.4%
Oil & Gas Producers	3.9%
Metals & Mining	3.8%
Biotech & Pharma	3.6%
Insurance	3.3%
Semiconductors	3.1%
Chemicals	2.3%
Technology Hardware	1.9%
Machinery	1.8%
Transportation & Logistics	1.8%
Engineering & Construction	1.8%
Telecommunications	1.8%
Automotive	1.7%
Electric Utilities	1.7%
Food	1.6%
Other Industries	21.2%
Other Assets in Excess of Liabilities	0.8%

Country Weighting (% of net assets)

Table Summary
United States	35.7%
Japan	14.4%
Canada	7.8%
United Kingdom	7.1%
Switzerland	5.1%
Germany	4.5%
France	4.3%
Australia	3.8%
Netherlands	3.3%
Italy	1.9%
Other Countries	11.3%
Other Assets in Excess of Liabilities	0.8%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund, including its prospectus,financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 402-493-4603 option 2

M International Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

MBEQX

M Large Cap Growth Fund

 (MTCGX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$315,105,555
Number of Portfolio Holdings	100
Portfolio Turnover	38%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Industry Weighting (% of net assets)

Table Summary
Semiconductors	25.8%
Technology Hardware	14.9%
Internet Media & Services	12.7%
Software	12.4%
Electrical Equipment	6.4%
Biotech & Pharma	4.8%
Technology Services	3.1%
Automotive	2.5%
Leisure Facilities & Services	2.4%
Retail - Consumer Staples	2.4%
E-Commerce Discretionary	2.3%
Aerospace & Defense	1.9%
Asset Management	1.8%
Retail - Discretionary	1.1%
Medical Equipment & Devices	0.8%
Transportation Equipment	0.7%
Other Industries	3.5%
Other Assets in Excess of Liabilities	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.4%
Apple, Inc.	9.3%
Alphabet, Inc., Class A	7.1%
Microsoft Corporation	5.4%
Micron Technology, Inc.	4.2%
Broadcom, Inc.	4.1%
GE Vernova, Inc.	3.7%
Tesla, Inc.	2.5%
Meta Platforms, Inc., Class A	2.4%
Western Digital Corporation	2.4%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund, including its prospectus,financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 402-493-4603 option 2

M Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

MTCGX

M Large Cap Value Fund

 (MBOVX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$218,599,652
Number of Portfolio Holdings	223
Portfolio Turnover	27%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Industry Weighting (% of net assets)

Table Summary
Banking	12.5%
Biotech & Pharma	9.7%
Oil & Gas Producers	8.0%
Institutional Financial Services	6.3%
Insurance	6.2%
Health Care Facilities & Services	5.2%
Telecommunications	3.5%
Technology Hardware	3.2%
Semiconductors	3.1%
Transportation & Logistics	2.7%
Electric Utilities	2.4%
E-Commerce Discretionary	2.3%
Software	2.3%
Entertainment Content	2.0%
Equity	1.7%
Retail - Discretionary	1.7%
Other Industries	26.3%
Other Assets in Excess of Liabilities	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company	4.3%
Johnson & Johnson	3.8%
Exxon Mobil Corporation	3.3%
Apple, Inc.	2.7%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc. (The)	2.3%
Microsoft Corporation	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corporation	2.1%
Walt Disney Company (The)	1.9%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund, including its prospectus,financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 402-493-4603 option 2

M Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

MBOVX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

M FUNDS

M International Equity Fund
M Large Cap Growth Fund
M Capital Appreciation Fund
M Large Cap Value Fund

Semi-Annual Financial Statements and Additional Information

June 30, 2026

Table of Contents

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Schedules of Investments	1

M International Equity Fund	1

M Large Cap Growth Fund	19

M Capital Appreciation Fund	21

M Large Cap Value Fund	23

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	34

Additional Information	48

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	48

Item 9. Proxy Disclosures for Open-End Management Investment Companies.	48

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	48

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	49

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Common Stocks — 63.4%
	Australia — 3.7%
5,006	AGL Energy Ltd.	$28,951
2,904	ALS Ltd.	46,072
82,245	AMP Ltd.	91,342
1,049	Ampol Ltd.	23,732
3,899	Ansell Ltd.	85,565
9,438	ANZ Group Holdings Ltd.	230,210
5,541	APA Group	38,803
1,231	Aristocrat Leisure Ltd.	52,140
501	ASX Ltd.	18,479
3,906	Atlas Arteria Ltd.	13,786
4,001	AUB Group Ltd.	78,978
43,697	Aurizon Holdings Ltd.	126,329
15,336	Bank of Queensland Ltd.	66,954
57,818	Beach Energy Ltd.	34,035
16,915	Bellevue Gold Ltd.(a)	14,382
9,596	Bendigo & Adelaide Bank Ltd.	70,088
7,612	BHP Group Ltd. - ADR	634,156
11,589	BHP Group Ltd.	482,699
12,902	BHP Group Ltd.	531,432
3,458	BlueScope Steel Ltd.	76,444
8,200	Brambles Ltd.	110,660
2,683	Breville Group Ltd.	59,944
6,030	Capricorn Metals Ltd.	53,315
541	CAR Group Ltd.	9,652
15,057	Challenger Ltd.	104,287
11,591	Champion Iron Ltd.	31,643
60,832	Cleanaway Waste Management Ltd.	98,987
253	Cochlear Ltd.	21,240
2,862	Codan Ltd.	87,838
8,429	Coles Group Ltd.	141,901
4,042	Commonwealth Bank of Australia	460,406
3,756	Computershare Ltd.	99,419
2,821	Corporate Travel Management Ltd.(b)	5,876
1,322	CSL Ltd.	105,421
7,608	Dalrymple Bay Infrastructure Ltd.	30,249
1,500	Dicker Data Ltd.	13,082
1,389	Domino’s Pizza Enterprises Ltd.	15,021
25,989	Downer EDI Ltd.	144,769
49,062	Dyno Nobel Ltd.	133,049
3,276	Eagers Automotive Ltd.	48,120
11,897	Emerald Resources NL(a)	45,633
49,366	Endeavour Group Ltd./Australia	110,985
10,354	Evolution Mining Ltd.	85,571
1,105	EVT Ltd.	9,837
6,431	Flight Centre Travel Group Ltd.	53,292
11,737	Fortescue Ltd.	156,142
5,777	Genesis Minerals Ltd.(a)	21,214
7,079	Harvey Norman Holdings Ltd.	23,628
413	HUB24 Ltd.	20,865
10,779	IGO Ltd.(a)	55,447
12,565	Iluka Resources Ltd.	61,831
15,321	Imdex Ltd.	43,636
21,084	Insurance Australia Group Ltd.	117,861
896	JB Hi-Fi Ltd.	49,795
15,197	Lendlease Corp Ltd.	33,989
14,208	Lottery Corp Ltd. (The)	56,452
2,708	Lovisa Holdings Ltd.	44,306
Shares		Fair Value
	Australia — 3.7% (Continued)
1,607	Lynas Rare Earths Ltd.(a)	$20,154
5,920	Maas Group Holdings Ltd.	21,834
33,864	Macmahon Holdings Ltd.	22,456
602	Macquarie Group Ltd.	104,600
425	Macquarie Technology Group Ltd.(a)	20,660
9,423	Medibank Pvt Ltd.	32,359
3,424	Megaport Ltd.(a)	51,602
38,904	Metcash Ltd.	79,499
1,054	Mineral Resources Ltd.(a)	45,619
1,548	Monadelphous Group Ltd.	33,220
11,533	National Australia Bank Ltd.	302,687
2,232	Netwealth Group Ltd.	31,833
27,710	New Hope Corp Ltd.	102,361
2,263	NEXTDC Ltd.(a)	22,914
16,970	nib holdings Ltd./Australia	82,738
76,777	Nickel Industries Ltd.(a)	50,850
51,876	Nine Entertainment Company Holdings Ltd.	31,776
7,979	Northern Star Resources Ltd.	105,585
8,521	NRW Holdings Ltd.	44,133
11,756	Ora Banda Mining Ltd.(a)	8,744
3,536	Orica Ltd.	57,959
7,726	Origin Energy Ltd.	58,696
36,425	Orora Ltd.	34,914
3,487	Paladin Energy Ltd.(a)	22,732
22,430	Perenti Ltd.	35,185
38,907	Perseus Mining Ltd.	131,392
3,475	PEXA Group Ltd.(a)	24,767
13,508	Pilbara Minerals Ltd.(a)	47,311
1,867	Premier Investments Ltd.	19,281
319	Pro Medicus Ltd.	45,075
1,804	Qantas Airways Ltd.	13,248
13,764	QBE Insurance Group Ltd.	239,303
9,918	Qube Holdings Ltd.	35,006
51,331	Ramelius Resources Ltd.	105,584
1,823	Ramsay Health Care Ltd.	55,465
355	REA Group Ltd.	34,181
2,536	Reece Ltd.	30,244
4,355	Regis Healthcare Ltd.	19,594
32,230	Regis Resources Ltd.	136,522
21,598	Reliance Worldwide Corp Ltd.	58,397
90,233	Resolute Mining Ltd.(a)	60,061
2,719	Rio Tinto Ltd.	326,981
9,237	Sandfire Resources Ltd.(a)	124,047
35,535	Santos Ltd.	176,194
1,678	SEEK Ltd.	15,637
907	SGH Ltd.	29,282
12,686	Sigma Healthcare Ltd.	24,143
2,035	Sims Ltd.	38,980
3,263	Sonic Healthcare Ltd.	46,933
21,157	South32 Ltd.	57,420
13,307	Stanmore Resources Ltd.	21,526
8,720	Steadfast Group Ltd.	30,659
7,603	Suncorp Group Ltd.	101,381
5,725	Super Retail Group Ltd.	52,271
8,290	Superloop Ltd.(a)	18,952
68,419	Tabcorp Holdings Ltd.	39,545
1,750	Technology One Ltd.	35,883
24,644	Telstra Group Ltd.	86,379

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Australia — 3.7% (Continued)
2,964	TPG Telecom Ltd.	$7,381
10,369	Transurban Group	103,045
3,558	Treasury Wine Estates Ltd.	11,765
3,895	Tuas Ltd.(a)	6,115
38,945	Vault Minerals Ltd.	114,108
24,287	Ventia Services Group Pty Ltd.	104,132
37,902	Viva Energy Group Ltd.(c)	54,053
2,801	Washington H Soul Pattinson & Company Ltd.	89,487
5,033	Wesfarmers Ltd.	314,819
42,238	West African Resources Ltd.(a)	79,325
8,296	Westgold Resources Ltd.	27,508
15,208	Westpac Banking Corporation	370,362
17,855	Whitehaven Coal Ltd.	94,613
679	WiseTech Global Ltd.	15,569
1,661	Woodside Energy Group Ltd. - ADR	32,090
15,141	Woodside Energy Group Ltd.	292,661
5,982	Woolworths Group Ltd.	165,197
3,162	Worley Ltd.	24,280
6,051	Yancoal Australia Ltd.	22,978
		11,146,182
	Austria — 0.6%
1,865	ANDRITZ A.G.	161,111
590	AT&S Austria Technologie & Systemtechnik A.G.(a)	142,507
2,002	BAWAG Group A.G.(c)	401,138
1,666	Erste Group Bank A.G.	222,846
799	EVN A.G.	26,085
1,665	OMV A.G.	104,571
3,082	Raiffeisen Bank International A.G.	196,910
637	Strabag S.E.	64,812
3,952	Telekom Austria A.G.	43,792
2,837	UNIQA Insurance Group A.G.	57,199
308	Verbund A.G.	19,508
1,119	Vienna Insurance Group A.G. Wiener Versicherung	82,394
3,281	voestalpine A.G.	153,168
		1,676,041
	Belgium — 0.7%
831	Ackermans & van Haaren N.V.	271,500
1,905	Ageas S.A./NV	152,333
6,082	Anheuser-Busch InBev S.A.	502,266
1,680	Azelis Group N.V.	17,880
4,058	CMB Tech N.V.	56,771
2,193	CMB Tech N.V.	30,946
224	Deme Group N.V.	44,841
476	D’ieteren Group	92,867
275	Elia Group S.A.	43,766
1,027	Etablissements Franz Colruyt N.V.	42,181
1,658	KBC Group N.V.	226,322
9	Lotus Bakeries N.V.	119,301
2,468	Syensqo S.A.	182,371
797	UCB S.A.	238,462
3,740	Umicore S.A.	86,717
		2,108,524
Shares		Fair Value
	Bermuda — 0.3%
13,906	Aegon Ltd. - ADR	$117,367
8,208	Aegon Ltd.	69,813
2,868	BW Energy Ltd.(a)(c)	14,924
2,006	BW Offshore Ltd.	8,875
2,500	CK Infrastructure Holdings Ltd.	19,061
15,900	Dairy Farm International Holdings Ltd.	60,296
98,000	First Pacific Company Ltd.	60,119
357	FLEX LNG Ltd.	10,017
98	HAL Trust	18,468
7,200	Hongkong Land Holdings Ltd.	51,293
11,500	Johnson Electric Holdings Ltd.	28,651
26,500	Kerry Properties Ltd.	61,199
7,000	Luk Fook Holdings International Ltd.	19,791
36,400	Man Wah Holdings Ltd.	13,911
41,341	NWS Holdings Ltd.	40,679
2,969	Odfjell Drilling Ltd.	25,120
94,000	Pacific Basin Shipping Ltd.	32,417
22,000	Shangri-La Asia Ltd.	11,270
705	Stolt-Nielsen Ltd.	20,772
2,500	VTech Holdings Ltd.	16,436
35,500	Yue Yuen Industrial Holdings Ltd.	55,550
		756,029
	Canada — 7.8%
1,504	Agnico Eagle Mines Ltd.	233,316
1,101	Agnico Eagle Mines Ltd.	171,061
6,162	Air Canada(a)	107,486
1,531	Alamos Gold, Inc., Class A	46,451
2,279	Alamos Gold, Inc.	69,095
7,091	Algonquin Power & Utilities Corporation	41,553
3,609	Algonquin Power & Utilities Corporation	21,222
5,591	Alimentation Couche-Tard, Inc.	356,361
3,374	AltaGas Ltd.	124,631
17,580	ARC Resources Ltd.	369,375
1,800	Aritzia, Inc.(a)	198,478
1,500	Atco Ltd., Class I	78,369
10,100	Athabasca Oil Corporation(a)	72,779
848	AtkinsRealis Group, Inc.	52,663
32,128	B2Gold Corporation	120,159
12,509	B2Gold Corporation	46,921
4,474	Bank of Montreal	790,734
7,207	Bank of Nova Scotia (The)	626,389
7,801	Barrick Mining Corporation	286,531
1,138	Barrick Mining Corporation	41,844
1,119	Bausch + Lomb Corporation(a)	18,531
2,683	Bausch Health Companies, Inc.(a)	13,223
20,115	Baytex Energy Corporation	80,698
753	BCE, Inc.	16,220
550	Bombardier, Inc.(a)	126,628
467	BOYD GROUP INC	44,217
1,020	Brookfield Corporation	43,517
1,056	Brookfield Corporation	44,975
700	Brookfield Infrastructure Corporation	26,992
1,054	Brookfield Infrastructure Corporation, Class A	40,579
555	BRP, Inc.	33,866
385	BRP, Inc.	23,516
6,644	CAE, Inc.(a)	166,499
320	Cameco Corporation	32,616

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Canada — 7.8% (Continued)
442	Canada Packers, Inc.	$5,968
5,981	Canadian Imperial Bank of Commerce	688,724
655	Canadian National Railway Company	78,102
2,000	Canadian National Railway Company	238,666
17,284	Canadian Natural Resources Ltd.	683,902
2,054	Canadian Pacific Kansas City Ltd.	177,979
261	Canadian Pacific Kansas City Ltd.	22,627
2,478	Canadian Tire Corp Ltd.	341,308
1,711	Canadian Utilities Ltd., Class A	63,600
2,694	Capital Power Corporation	140,389
14,428	Capstone Copper Corporation(a)	132,551
1,524	CCL Industries, Inc., Class B	99,361
523	Celestica, Inc.(a)	190,790
366	Celestica, Inc.(a)	133,477
10,243	Cenovus Energy, Inc.	254,129
6,625	Cenovus Energy, Inc.	164,375
2,352	Centerra Gold, Inc.	37,296
628	CGI, Inc.	40,590
622	CGI, Inc.	40,163
325	Colliers International Group, Inc.	30,497
689	Colliers International Group, Inc.	64,621
122	Constellation Software Inc	229,669
3,054	Definity Financial Corporation	162,013
511	Descartes Systems Group, Inc. (The)(a)	35,382
1,940	Dollarama, Inc.	256,633
9,286	DPM Metals, Inc.	301,567
3,700	E-L Financial Corp Ltd.	44,218
3,501	Eldorado Gold Corporation	108,957
5,600	Eldorado Gold Corporation	174,104
7,275	Element Fleet Management Corporation	150,137
2,063	Emera, Inc.	109,426
4,044	Empire Company Ltd., Class A	141,624
5,120	Enbridge, Inc.	277,642
2,813	Enbridge, Inc.	152,493
12,479	Equinox Gold Corporation	121,296
988	ERO Copper Corporation(a)	26,429
600	Exchange Income Corporation	55,973
112	Fairfax Financial Holdings Ltd.	184,211
3,741	Finning International, Inc.	264,241
9,374	First Majestic Silver Corporation	158,983
3,171	First Quantum Minerals Ltd.(a)	86,614
347	FirstService Corporation	49,340
110	FirstService Corporation	15,632
2,346	Fortis Inc	134,395
422	Franco-Nevada Corporation	87,962
935	George Weston Ltd.	67,111
614	GFL Environmental, Inc.	22,589
2,200	Gibson Energy, Inc.	44,565
571	Gildan Activewear, Inc.	29,438
1,815	Gildan Activewear, Inc.	93,654
543	Great-West Lifeco, Inc.	34,598
500	Groupe Dynamite, Inc.	18,874
15,722	Hudbay Minerals, Inc.	371,196
6,021	Hudbay Minerals, Inc.	142,173
1,698	Hydro One Ltd.	70,037
2,329	iA Financial Corp, Inc.	321,574
3,400	IAMGOLD Corporation(a)	53,962
9,320	IAMGOLD Corporation(a)	147,629
Shares		Fair Value
	Canada — 7.8% (Continued)
448	Imperial Oil Ltd.	$50,185
1,034	Imperial Oil Ltd.	116,107
1,209	Intact Financial Corporation	249,514
1,226	International Petroleum Corporation(a)	26,571
1,068	Ivanhoe Mines Ltd.(a)	8,366
6,100	K92 Mining, Inc.(a)	95,739
4,098	Keyera Corporation	164,608
7,009	Kinross Gold Corporation	165,553
4,498	Kinross Gold Corporation	106,496
489	Linamar Corporation	34,674
2,612	Loblaw Companies Ltd.	118,491
700	Lundin Gold, Inc.	37,761
3,887	Lundin Mining Corporation	94,715
146	LunR Royalties Corporation(a)	1,946
3,172	Magna International, Inc.	208,574
3,404	Manulife Financial Corporation	138,051
1,000	Methanex Corporation	46,189
400	Methanex Corporation	18,460
1,582	Metro Inc	101,146
1,522	National Bank of Canada	240,281
9,492	Northland Power, Inc.	149,511
4,242	Nutrien Ltd.	267,034
12,082	OceanaGold Corporation	302,838
1,253	Open Text Corporation	27,732
7,927	Open Text Corporation	175,583
1,875	OR Royalties, Inc.	59,371
2,072	Pan American Silver Corporation	92,884
1,869	Pan American Silver Corporation	83,712
2,049	Pembina Pipeline Corporation	94,800
900	Pembina Pipeline Corporation	41,625
7,292	Peyto Exploration & Development Corporation	121,645
800	Premium Brands Holdings Corporation	47,437
3,512	Quebecor, Inc., Class B	167,614
473	RB Global, Inc.	55,081
622	RB Global, Inc.	72,410
422	Restaurant Brands International, Inc.	30,599
1,200	Restaurant Brands International, Inc.	87,037
3,965	Rogers Communications, Inc., Class B	128,989
9,360	Royal Bank of Canada	1,938,126
1,704	Saputo, Inc.	49,355
500	Shopify, Inc., Class A(a)	57,202
6,303	South Bow Corporation	222,118
488	South Bow Corporation	17,190
361	Sprott, Inc.	40,558
4,155	SSR Mining, Inc.(a)	117,475
822	Stantec, Inc.	56,693
274	Stantec, Inc.	18,881
600	Stella-Jones, Inc.	33,158
922	Strathcona Resources Ltd.	24,488
2,004	Sun Life Financial, Inc.	157,333
7,958	Suncor Energy, Inc.	427,185
6,910	Suncor Energy, Inc.	371,736
8,000	Tamarack Valley Energy Ltd.	69,774
2,409	TC Energy Corporation	159,693
2,272	Teck Resources Ltd., Class B	135,314
640	TFI International, Inc.	92,122
800	TFI International, Inc.	114,856
50	Thomson Reuters Corporation	4,083

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Canada — 7.8% (Continued)
272	Thomson Reuters Corporation	$22,194
1,643	TMX Group Ltd.	53,786
3,700	Torex Gold Resources, Inc.	147,264
813	Toromont Industries Ltd.	133,687
6,706	Toronto-Dominion Bank (The)	815,330
2,837	Tourmaline Oil Corporation	118,617
7,046	TransAlta Corporation	97,471
596	TransAlta Corporation	8,243
838	Triple Flag Precious Metals Corporation	25,115
176	Victoria Gold Corporation(b)	11
917	Waste Connections, Inc.	152,855
272	Waste Connections, Inc.	45,335
660	West Fraser Timber Company Ltd.	44,675
570	West Fraser Timber Company Ltd.	38,585
200	Wheaton Precious Metals Corporation	22,464
346	Wheaton Precious Metals Corporation	38,920
22,928	Whitecap Resources, Inc.	238,123
4,971	Whitecap Resources, Inc.	51,599
822	WSP Global, Inc.	101,917
		23,235,811
	Cayman Islands — 0.2%
3,400	ASMPT Ltd.	104,812
16,000	Bright Smart Securities & Commodities Group Ltd.(a)	14,200
9,600	Budweiser Brewing Company APAC Ltd.(c)	7,491
10,906	CK Asset Holdings Ltd.	61,613
13,000	CK Hutchison Holdings Ltd.	110,184
8,000	Cowell e Holdings, Inc.	24,022
24,000	Crystal International Group Ltd.(c)	17,368
39,000	FIT Hon Teng Ltd.(a)(c)	35,962
17,000	Impro Precision Industries Ltd.(c)	17,549
16,000	MGM China Holdings Ltd.	20,754
28,188	NagaCorp Ltd.	12,737
9,600	Sands China Ltd.	16,018
18,000	SITC International Holdings Company Ltd.	72,208
42,000	United Laboratories International Holdings Ltd.	45,242
60,826	WH Group Ltd.(c)	64,495
12,000	Wharf Real Estate Investment Company Ltd.	32,772
27,200	Wynn Macau Ltd.	17,547
46,062	Xinyi Glass Holdings Ltd.	50,201
		725,175
	Cyprus — 0.0%(d)
672	Frontline plc	23,354

	Denmark — 1.2%
1,419	AL Sydbank	125,231
2,716	ALK-Abello A/S	101,593
20,853	Alm Brand A/S	51,671
22	AP Moller - Maersk A/S - Series B	52,265
15	AP Moller - Maersk A/S - Series A	34,657
540	Cadeler A/S - ADR(a)	11,831
Shares		Fair Value
	Denmark — 1.2% (Continued)
799	Carlsberg A/S, Class B	$104,562
610	Coloplast A/S - Series B	34,744
4,232	Danske Bank A/S	226,857
2,373	Demant A/S(a)	97,474
532	DSV A/S	126,597
669	FLSmidth & Company A/S	49,029
348	Genmab A/S(a)	95,410
8,387	H Lundbeck A/S	54,547
4,236	H Lundbeck A/S	23,710
5,190	ISS A/S	212,474
793	Jyske Bank A/S	114,751
2,115	NKT A/S(a)	316,512
15,655	Novo Nordisk A/S, Class B	751,899
1,873	Novozymes A/S, Class B	118,289
3,322	Orsted A/S(a)(c)	74,681
1,014	Pandora A/S	116,501
859	Ringkjoebing Landbobank A/S	203,883
2,239	ROCKWOOL A/S	74,220
2,391	ROCKWOOL A/S	76,692
1,163	Royal Unibrew A/S	76,671
2,761	Tryg A/S	62,852
5,305	Vestas Wind Systems A/S	150,210
493	Zealand Pharma A/S(a)	21,886
		3,561,699
	Faroe Islands — 0.0%(d)
28	Bakkafrost P/F	1,138

	Finland — 0.8%
4,024	Elisa OYJ	168,779
3,644	Finnair OYJ	22,045
3,055	Fortum OYJ	70,635
171	Hiab OYJ	10,833
9,320	Kesko OYJ, B Shares	208,251
2,475	Kesko OYJ	55,179
2,284	Kone OYJ, Class B	129,851
5,862	Konecranes OYJ	180,102
5,454	Mandatum Holding Oy	34,215
6,379	Metso Outotec OYJ	110,861
12,018	Nokia OYJ	160,183
17,546	Nordea Bank Abp	332,778
727	Orion OYJ	59,543
2,852	Orion OYJ, Class B	234,150
12,315	Sampo OYJ, A Shares	129,257
5,135	Sampo OYJ	53,664
16,255	Stora Enso OYJ, R Shares	173,305
3,448	UPM-Kymmene OYJ	91,345
4,926	Valmet OYJ	118,925
3,965	Wartsila OYJ Abp	151,345
		2,495,246
	France — 4.3%
3,034	Accor S.A.	175,886
804	Aeroports de Paris	104,777
971	Air France-KLM(a)	15,107
1,781	Air Liquide S.A.	352,464

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	France — 4.3% (Continued)
7,404	Alstom S.A.(a)	$129,277
514	Amundi S.A.(c)	49,312
2,048	Arkema S.A.	129,114
4,899	AXA S.A.	245,345
12,886	Ayvens S.A.(c)	169,641
490	BioMerieux	38,443
3,310	BNP Paribas S.A.	386,363
2,694	Bouygues S.A.	150,357
6,021	Bureau Veritas S.A.	184,310
6,270	Canal+ S.A.	20,368
899	Capgemini S.E.	90,201
19,835	Carrefour S.A.	368,025
3,251	Cie de Saint-Gobain S.A.	294,639
5,369	Cie Generale des Etablissements Michelin SCA	207,287
4,277	Credit Agricole S.A.	85,974
1,273	Danone S.A.	103,993
24	Dassault Aviation S.A.	7,879
1,320	Dassault Systemes S.E.	26,909
2,327	Edenred S.E.	59,784
1,299	Eiffage S.A.	191,499
8,202	Elis S.A.	253,928
14,620	Engie S.A.	459,893
396	EssilorLuxottica S.A.	74,315
1,038	Gaztransport Et Technigaz S.A.	219,851
155	Hermes International SCA	283,285
608	Ipsen S.A.	117,106
2,579	JCDecaux S.A.	56,724
390	Kering S.A.	110,255
2,974	La Francaise des Jeux S.A.EM(c)	72,653
1,237	Legrand S.A.	209,482
600	L’Oreal S.A.	262,863
1,598	LVMH Moet Hennessy Louis Vuitton S.E.	883,283
1,449	Nexans S.A.	241,037
22,837	Orange S.A.	430,431
996	Pernod Ricard S.A.	72,355
1,624	Publicis Groupe S.A.	160,396
5,443	Renault S.A.	156,274
6,407	Rexel S.A.	280,533
1,661	Safran S.A.	654,193
2,397	Sanofi S.A.	204,835
132	Sartorius Stedim Biotech	27,355
1,406	Schneider Electric S.E.	459,815
6,876	SCOR S.E.	249,250
4,891	Societe Generale S.A.	432,655
171	Societe LDC S.A.DIR	23,600
2,165	Sodexo S.A.	125,153
4,473	SPIE S.A.	257,371
428	Thales S.A.	109,933
17,627	TotalEnergies S.E.	1,362,234
6,427	Vallourec S.A.CA	150,070
2,909	Veolia Environnement S.A.	121,152
3,910	Vinci S.A.	570,720
90	Vusion	13,000
385	Worldline S.A.(a)(c)	4,516
		12,697,470
Shares		Fair Value
	Germany — 4.3%
952	adidas A.G.	$195,266
1,387	Allianz S.E.	656,157
878	Aumovio S.E.(a)	36,224
1,264	Aurubis A.G.	261,842
8,301	BASF S.E.	443,459
10,554	Bayer A.G.	583,387
1,815	Bayerische Motoren Werke A.G.	119,084
2,780	Bechtle A.G.	98,679
325	Beiersdorf A.G.	27,974
698	Bilfinger S.E.	64,126
4,639	Brenntag S.E.	281,923
3,830	Commerzbank A.G.	163,044
1,756	Continental A.G.	145,217
1,501	CTS Eventim A.G. & Company KGaA	87,621
4,527	Daimler Truck Holding A.G.	218,207
491	Delivery Hero S.E.(a)(c)	20,082
11,171	Deutsche Bank A.G.	378,111
800	Deutsche Bank A.G.	27,008
1,149	Deutsche Boerse A.G.	313,210
9,773	Deutsche Lufthansa A.G.	111,923
8,585	Deutsche Post A.G.	521,638
32,469	Deutsche Telekom A.G.	884,736
943	Deutsche Wohnen S.E.	20,182
1,138	DWS Group GmbH & Company KGaA(c)	85,443
15,308	E.ON S.E.	314,611
7,742	Evonik Industries A.G.	140,402
1,979	flatexDEGIRO A.G.	84,922
1,460	Fraport A.G. Frankfurt Airport Services Worldwide	121,784
5,733	Fresenius Medical Care A.G.	259,388
2,089	Fresenius S.E. & Company KGaA	95,384
939	FUCHS S.E.	34,872
3,525	GEA Group A.G.	241,908
330	Hannover Rueck S.E.	91,336
188	Hapag-Lloyd A.G.(c)	23,938
1,186	Heidelberg Materials A.G.	226,123
844	Henkel A.G. & Company KGaA	66,754
1,340	Hensoldt A.G.	104,024
135	HOCHTIEF A.G.	78,208
4,622	Infineon Technologies A.G.	435,151
1,117	IONOS Group S.E.(a)	34,827
3,794	KION Group A.G.	168,324
919	Knorr-Bremse A.G.(c)	106,873
432	Krones A.G.	55,449
1,874	LEG Immobilien S.E.	118,296
2,405	Mercedes-Benz Group A.G.	120,899
741	Merck KGaA	124,153
441	MTU Aero Engines A.G.	183,661
846	Muenchener Rueckversicherungs-Gesellschaft A.G. in	472,186
975	Nemetschek S.E.	59,325
3,080	Nordex S.E.(a)	162,409
4,631	Puma S.E.(a)	140,679
97	Rational A.G.	71,020
1,539	RENK Group A.G.	74,247
199	Rheinmetall A.G.	226,288
3,247	RWE A.G.	209,863

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Germany — 4.3% (Continued)
1,493	SAP S.E.	$230,011
7,857	Schaeffler A.G.	76,432
1,449	Scout24 S.E.(c)	119,843
1,021	Siemens A.G.	328,071
2,070	Siemens Energy A.G.	394,401
1,389	Siemens Healthineers A.G.(c)	54,143
2,078	Symrise A.G.	208,324
764	Talanx A.G.	96,579
16,458	thyssenkrupp A.G.	195,890
137	Tkms A.G.& Company KGaA(a)	11,686
16,214	TUI A.G.	134,032
4,525	United Internet A.G.	118,910
418	Volkswagen A.G.	34,440
3,419	Vonovia S.E.	84,297
615	Wacker Chemie A.G.(a)	63,862
7,176	Zalando S.E.(a)(c)	207,813
		12,750,581
	Hong Kong — 0.5%
49,400	AIA Group Ltd.	452,270
41,411	Bank of East Asia Ltd. (The)	66,299
17,000	BOC Hong Kong Holdings Ltd.	92,251
10,181	Cathay Pacific Airways Ltd.	16,906
6,500	CLP Holdings Ltd.	60,754
10,000	Galaxy Entertainment Group Ltd.	37,646
66,000	Guotai Junan International Holdings Ltd.	16,584
20,000	Hang Lung Group Ltd.	32,147
32,087	Hang Lung Properties Ltd.	28,267
8,500	Henderson Land Development Company Ltd.	26,960
24,500	HK Electric Investments & HK Electric Investments	19,320
48,000	HKT Trust & HKT Ltd.	71,412
44,457	Hong Kong & China Gas Company Ltd.	36,921
5,406	Hong Kong Exchanges & Clearing Ltd.	251,525
10,000	Hysan Development Company Ltd.	21,098
9,991	Kowloon Development Company Ltd.	6,007
6,185	MTR Corp Ltd.	24,122
28,000	New World Development Company Ltd.(a)	22,691
52,789	PCCW Ltd.	35,907
6,000	Power Assets Holdings Ltd.	43,721
96,250	SJM Holdings Ltd.(a)	17,936
3,500	Sun Hung Kai Properties Ltd.	50,377
2,000	Swire Pacific Ltd., Class A	20,891
15,000	Swire Pacific Ltd.	23,873
6,200	Swire Properties Ltd.	16,285
8,000	Techtronic Industries Company Ltd.	133,133
44,000	Untrade.Newocean Energy(b)	—
		1,625,303
	Ireland — 0.4%
23,256	AIB Group plc	273,159
8,063	Bank of Ireland Group plc	160,547
2,430	DCC plc	201,116
4,655	Glanbia plc	130,105
2,093	James Hardie Industries plc(a)	55,309
2,222	Kerry Group plc, Class A	203,708
1,085	Kingspan Group plc	99,167
Shares		Fair Value
	Ireland — 0.4% (Continued)
349	Octave Intelligence plc(a)	$5,630
		1,128,741
	Israel — 1.0%
182	AFI Properties Ltd.(a)	11,842
162	Africa Israel Residences Ltd.	11,807
734	Airport City Ltd.(a)	13,172
160	Alrov Properties and Lodgings Ltd.	14,467
2,317	Amot Investments Ltd.	14,415
471	Ashtrom Group Ltd.	9,889
2,662	Aura Investments Ltd.	16,465
535	Ayalon Holdings Ltd.	22,334
154	Azrieli Group Ltd.	20,874
8,351	Bank Hapoalim BM	192,571
11,303	Bank Leumi Le-Israel BM	252,882
133	Bet Shemesh Engines Holdings 1997 Ltd.(a)	37,900
17,522	Bezeq The Israeli Telecommunication Corp Ltd.	41,327
92	Big Shopping Centers Ltd.	20,807
124	Blue Square Real Estate Ltd.	13,518
148	Camtek Ltd.(a)	23,623
4,444	Cellcom Israel Ltd.	45,925
614	Clal Insurance Enterprises Holdings Ltd.	47,083
111	Danel Adir Yeoshua Ltd.	17,031
523	Danya Cebus Ltd.	21,442
260	Delek Automotive Systems Ltd.	1,406
70	Delek Group Ltd.	17,783
208	Delta Galil Ltd.	11,405
5,933	El Al Israel Airlines	29,563
37	Elbit Systems Ltd.	28,073
600	Electra Ltd.	22,681
418	Enlight Renewable Energy Ltd.(a)	36,903
50	Equital Ltd.(a)	1,732
107	Fattal Holdings 1998 Ltd.(a)	25,219
395	First International Bank Of Israel Ltd. (The)	27,970
122	Formula Systems 1985 Ltd. - ADR	12,681
256	Fox Wizel Ltd.	24,286
—	Gav-Yam Lands Corp Ltd.	—
1,365	Gilat Satellite Networks Ltd.(a)	18,202
1,072	Harel Insurance Investments & Financial Services	56,458
313	Hilan Ltd.	20,191
1,012	ICL Group Ltd.	5,075
282	IDI Insurance Company Ltd.	21,792
3,574	Inrom Construction Industries Ltd.	28,855
7,087	Israel Discount Bank Ltd., Class A	70,153
50	Isras Investment Company Ltd.	14,083
955	Kvutzat Acro Ltd.(a)	13,959
521	Lapidoth Capital Ltd.	13,218
325	M Yochananof & Sons Ltd.	37,095
267	Matrix IT Ltd.	6,785
3,109	Max Stock Ltd.	37,671
252	Mega Or Holdings Ltd.	50,772
587	Meitav Investment House Ltd.	25,491
526	Menora Mivtachim Holdings Ltd.	78,933
2,482	Migdal Insurance & Financial Holdings Ltd.(a)	13,799
5,819	Mivne Real Estate KD Ltd.	25,329
1,235	Mizrahi Tefahot Bank Ltd.	81,776

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Israel — 1.0% (Continued)
225	Neto Malinda Trading Ltd. $10,357
515	Next Vision Stabilized Systems Ltd.	41,575
12	Nice Ltd. - ADR(a)	1,090
156	Nice Ltd.(a)	14,125
58	Nova Measuring Instruments Ltd.(a)	30,839
71,300	Oil Refineries Ltd.	37,687
831	One Software Technologies Ltd.	15,878
4,391	Partner Communications Company Ltd.	53,621
109	Paz Retail And Energy Ltd.	28,976
1,791	Phoenix Finance Ltd.	98,997
2,921	Plus500 Ltd.	185,504
394	Prashkovsky Investments and Construction Ltd.	20,069
282	Rami Levy Chain Stores Hashikma Marketing 2006	34,572
1,204	Retailors Ltd.(a)	9,887
1,415	Shapir Engineering and Industry Ltd.	21,381
5,468	Shikun & Binui Ltd.(a)	34,895
2,661	Shufersal Ltd.	37,981
595	Strauss Group Ltd.	22,933
1,975	Tamar Petroleum Ltd.	15,895
909	Tel Aviv Stock Exchange Ltd.	37,659
172	Telsys Ltd.	20,701
473	Teva Pharmaceutical Industries Ltd.(a)	15,949
6,714	Teva Pharmaceutical Industries Ltd. - ADR(a)	227,470
160	Tower Semiconductor Ltd.(a)	41,702
2,836	Veridis Environment Ltd.(a)	41,446
1,594	YD More Investments Ltd.	23,583
91	YH Dimri Construction & Development Ltd.	10,957
		2,844,442
	Italy — 1.9%
54,886	A2A SpA	141,479
1,699	ACEA SpA	42,117
3,420	Azimut Holding SpA	138,835
1,582	Banca Generali SpA	118,040
1,670	Banca Mediolanum SpA	41,595
4,690	Banca Monte dei Paschi di Siena SpA	58,251
8,540	Banco BPM SpA	147,592
9,455	BPER Banca SPA	148,463
920	Brunello Cucinelli SpA	86,980
2,416	Buzzi Unicem SpA	123,683
2,916	Credito Emiliano SpA	56,688
416	Danieli & C Officine Meccaniche SpA	32,028
1,614	De’ Longhi SpA	68,519
52,438	Enel SpA	601,139
11,985	Eni SpA	281,026
431	ERG SpA	11,775
1,417	Fincantieri SpA(a)	16,122
5,782	FinecoBank Banca Fineco SpA	145,299
1,236	Generali	60,224
30,199	Hera SpA	125,890
4,304	Infrastrutture Wireless Italiane SpA(c)	30,302
1,485	Interpump Group SpA	57,457
37,367	Intesa Sanpaolo SpA	256,687
16,195	Italgas SpA	187,472
931	Leonardo SpA	49,957
4,396	Lottomatica Group Spa(c)	121,896
Shares		Fair Value
	Italy — 1.9% (Continued)
2,387	Maire Tecnimont SpA	39,031
1,371	Moncler SpA	$79,743
20,578	Nexi SpA	83,260
15,698	Pirelli & C SpA(c)	118,820
2,463	Poste Italiane SpA(c)	80,576
4,800	PRADA SpA	24,403
1,227	Prysmian SpA	206,438
2,077	Recordati Industria Chimica e Farmaceutica SpA	121,682
55,163	Saipem SpA	277,172
10,138	Snam SpA	73,145
756	SOL SpA	50,249
2,766	Technogym SpA(c)	48,055
58,940	Telecom Italia SpA(a)	536,352
8,182	Terna - Rete Elettrica Nazionale	95,487
5,312	UniCredit SpA	475,781
3,067	Unipol Gruppo SpA	85,675
		5,545,385
	Japan — 14.4%
2,700	77 Bank Ltd. (The)	55,540
800	ABC-Mart, Inc.	13,793
3,100	ADEKA Corporation	80,836
3,600	Advantest Corporation	740,673
9,585	Aeon Company Ltd.	79,275
1,900	AGC, Inc.	82,103
600	Ai Holdings Corporation	9,929
2,500	Aica Kogyo Company Ltd.	56,965
1,100	Aichi Financial Group, Inc.	9,458
900	Ain Holdings, Inc.	30,724
6,600	Air Water, Inc.	112,958
5,100	Aisin Corporation	69,246
2,200	Ajinomoto Company, Inc.	80,216
2,500	Alfresa Holdings Corporation	33,537
8,800	Alps Alpine Company Ltd.	111,684
4,300	ALSOK Company Ltd.	28,321
2,700	Amada Company Ltd.	49,722
1,900	Amano Corporation	42,659
500	ANA Holdings, Inc.	9,154
400	Anycolor, Inc.	5,540
1,800	Aozora Bank Ltd.	30,178
12,900	ARCHION Corporation	22,930
1,500	Arcs Company Ltd.	31,371
1,000	Artience Company Ltd.	26,750
900	As One Corporation	12,568
10,200	Asahi Group Holdings Ltd.	96,975
1,600	Asahi Intecc Company Ltd.	37,516
12,100	Asahi Kasei Corporation	134,586
4,400	Asics Corporation	119,682
13,300	Astellas Pharma, Inc.	177,922
600	Awa Bank Ltd. (The)	26,952
4,400	Azbil Corporation	46,862
2,900	Bandai Namco Holdings, Inc.	67,230
1,000	BayCurrent, Inc.	37,325
3,800	Bic Camera, Inc.	38,721
3,000	Blue Zones Holdings Company Ltd.	32,387
6,600	Bridgestone Corporation	139,174
2,300	Brother Industries Ltd.	52,326

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Japan — 14.4% (Continued)
400	C Uyemura & Company Ltd.	$68,161
2,200	Calbee, Inc.	39,937
1,000	Canon Marketing Japan, Inc.	21,305
2,900	Canon, Inc.	74,275
2,100	Capcom Company Ltd.	38,633
500	Casio Computer Company Ltd.	5,942
3,700	CCI Group, Inc.	23,415
2,500	Central Japan Railway Company	53,366
3,700	Chiba Bank Ltd. (The)	56,684
3,800	Chubu Electric Power Company, Inc.	71,803
3,100	Chugai Pharmaceutical Company Ltd.	143,209
4,100	Chugin Financial Group, Inc.	78,331
6,100	Chugoku Electric Power Company, Inc. (The)	33,440
700	Chugoku Marine Paints Ltd.	14,402
5,500	Citizen Watch Company Ltd.	82,641
2,000	CKD Corporation	94,063
1,200	Coca-Cola Bottlers Japan Holdings, Inc.	31,675
2,500	Colowide Company Ltd.	28,332
900	COMSYS Holdings Corporation	30,385
5,000	Concordia Financial Group Ltd.	53,851
1,000	Cosmo Energy Holdings Company Ltd.	23,363
1,400	Cosmos Pharmaceutical Corporation	53,165
9,600	Create Restaurants Holdings, Inc.	43,522
1,100	Create SD Holdings Company Ltd.	22,027
4,500	CyberAgent, Inc.	37,940
1,500	Dai Nippon Printing Company Ltd.	27,525
7,800	Daicel Corporation	66,265
3,000	Dai-Dan Company Ltd.	53,658
5,600	Daido Steel Company Ltd.	96,162
1,100	Daifuku Company Ltd.	48,733
22,400	Daiichi Life Group, Inc.	244,596
6,300	Daiichi Sankyo Company Ltd.	101,313
1,300	Daikin Industries Ltd.	198,314
3,100	Daio Paper Corporation	17,578
900	Daiseki Company Ltd.	21,843
6,200	Daishi Hokuetsu Financial Group, Inc.	81,807
3,000	Daito Trust Construction Company Ltd.	57,314
3,900	Daiwa House Industry Company Ltd.	105,684
4,700	Daiwa Securities Group, Inc.	46,616
3,300	Daiwabo Holdings Company Ltd.	70,321
5,300	DCM Holdings Company Ltd.	49,840
2,200	Denka Company Ltd.	59,328
9,800	Denso Corporation	112,845
900	Dentsu Group, Inc.(a)	17,221
3,000	Dentsu Soken, Inc.	39,703
3,000	Dexerials Corporation	79,854
3,600	DIC Corporation	107,358
400	Disco Corporation	208,108
4,300	DMG Mori Company Ltd.	93,334
900	Dowa Holdings Company Ltd.	48,619
3,300	East Japan Railway Company	68,968
1,700	Ebara Corporation	66,581
2,100	EDION Corporation	29,169
1,400	Eisai Company Ltd.	35,294
1,200	Elecom Company Ltd.	13,235
1,800	Electric Power Development Company Ltd.	40,676
16,000	ENEOS Holdings, Inc.	118,446
1,000	Exedy Corporation	35,844
Shares		Fair Value
	Japan — 14.4% (Continued)
1,900	Ezaki Glico Company Ltd.	$62,429
1,300	FANUC Corporation	59,864
900	Fast Retailing Company Ltd.	461,141
1,000	Ferrotec Holdings Corporation	59,799
2,400	Food & Life Companies Ltd.	72,394
3,000	FP Corporation	47,935
900	Fuji Company Ltd./Ehime	11,012
900	Fuji Corporation	47,263
1,400	Fuji Electric Company Ltd.	118,595
1,700	FUJI OIL CO LTD /Osaka	41,469
2,800	FUJIFILM Holdings Corporation	59,906
7,200	Fujikura Ltd.	285,441
900	Fujimi, Inc.	25,694
8,900	Fujitsu Ltd.	176,855
400	Fukuda Denshi Company Ltd.	27,816
1,200	Fukuoka Financial Group, Inc.	50,910
600	Fukuyama Transporting Company Ltd.	20,507
7,000	Furukawa Electric Company Ltd.	210,555
600	Furuno Electric Company Ltd.	21,243
2,700	Fuso Chemical Company Ltd.	75,931
2,400	Glory Ltd.	58,081
1,300	GMO internet group, Inc.	26,879
300	GMO Payment Gateway, Inc.	17,156
1,200	Goldwin, Inc.	16,123
1,600	GS Yuasa Corporation	64,514
2,900	Gunma Bank Ltd. (The)	42,157
1,100	H.U. Group Holdings, Inc.	22,350
4,000	H2O Retailing Corporation	70,660
2,800	Hachijuni Bank Ltd. (The)	41,535
7,300	Hakuhodo DY Holdings, Inc.	51,714
1,800	Hamamatsu Photonics KK	30,083
1,900	Hankyu Hanshin Holdings, Inc.	49,995
7,500	Hanwa Company Ltd.	78,731
1,000	Happinet Corporation	18,639
3,500	Haseko Corporation	61,480
6,300	Hazama Ando Corporation	69,889
700	Heiwado Company Ltd.	10,898
4,800	Hirogin Holdings, Inc.	62,512
200	Hirose Electric Company Ltd.	35,917
1,000	HIS Company Ltd.	6,021
900	Hitachi Construction Machinery Company Ltd.	29,507
18,400	Hitachi Ltd.	509,275
6,200	Hokkaido Electric Power Company, Inc.	35,545
3,000	Hokuetsu Corporation	16,259
2,400	Hokuhoku Financial Group, Inc.	99,473
2,300	Hokuriku Electric Power Company	12,360
13,900	Honda Motor Company Ltd.	125,216
300	Horiba Ltd.	51,515
600	Hoshizaki Corporation	19,632
2,500	House Foods Group, Inc.	57,618
2,000	Hoya Corporation	322,625
4,400	Hulic Company Ltd.	46,076
8,400	Hyakugo Bank Ltd. (The)	103,140
1,400	Ibiden Company Ltd.	211,388
3,300	Ichibanya Company Ltd.	17,800
8,800	Ichigo, Inc.	23,855
4,400	Idemitsu Kosan Company Ltd.	32,506
3,500	IHI Corporation	59,095

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Japan — 14.4% (Continued)
1,100	Iida Group Holdings Company Ltd.	$14,836
3,800	Inaba Denki Sangyo Company Ltd.	63,974
1,500	Inabata & Company Ltd.	35,978
6,212	INFRONEER Holdings, Inc.	102,954
8,400	Inpex Corporation	169,509
2,800	Internet Initiative Japan, Inc.	55,264
1,500	Isetan Mitsukoshi Holdings Ltd.	38,316
6,000	Isuzu Motors Ltd.	79,903
1,900	Ito En Ltd.	34,309
14,500	ITOCHU Corporation	165,495
2,700	Itochu Enex Company Ltd.	33,269
680	Itoham Yonekyu Holdings, Inc.	19,658
7,200	Iwatani Corporation	84,697
1,900	Iyogin Holdings, Inc.	37,196
5,700	Izumi Company Ltd.	33,761
3,500	J Front Retailing Company Ltd.	78,416
1,200	JAC Recruitment Company Ltd.	6,320
1,400	Japan Airlines Company Ltd.	24,466
1,900	Japan Airport Terminal Company Ltd.	59,281
4,400	Japan Elevator Service Holdings Company Ltd.	47,262
7,200	Japan Exchange Group, Inc.	91,129
1,200	Japan Material Company Ltd.	19,330
5,400	Japan Post Holdings Company Ltd.	72,587
3,000	Japan Post Insurance Company Ltd.	28,359
3,000	Japan Securities Finance Company Ltd.	43,379
400	Japan Steel Works Ltd. (The)	19,160
4,000	Japan Tobacco, Inc.	147,608
500	JCU Corporation	23,840
1,600	Jeol Ltd.	74,217
2,500	JFE Holdings, Inc.	24,138
300	JINS Holdings, Inc.	14,880
200	JSB Company Ltd.	11,074
3,700	JTEKT Corporation	45,894
6,500	Juroku Financial Group, Inc.	94,101
1,000	Justsystems Corporation	22,612
7,700	JVCKenwood Corporation	53,824
1,500	Kaga Electronics Company Ltd.	39,156
2,900	Kagome Company Ltd.	47,020
700	Kajima Corporation	25,519
2,900	Kakaku.com, Inc.	60,611
400	Kamigumi Company Ltd.	12,552
5,300	Kanadevia Corporation	41,845
500	Kanamoto Company Ltd.	16,439
800	Kandenko Company Ltd.	33,395
2,000	Kaneka Corporation	70,524
8,200	Kanematsu Corporation	104,810
4,100	Kansai Electric Power Company, Inc. (The)	57,945
4,700	Kansai Paint Company Ltd.	76,903
3,000	Kao Corporation	59,460
1,800	Katitas Company Ltd.	36,847
800	Kato Sangyo Company Ltd.	29,389
4,500	Kawasaki Heavy Industries Ltd.	81,442
28,400	KDDI Corporation	477,087
3,400	Keihan Holdings Company Ltd.	66,620
2,300	Keikyu Corporation	20,879
5,600	Keio Corporation	25,810
1,800	Keisei Electric Railway Company Ltd.	12,883
Shares		Fair Value
	Japan — 14.4% (Continued)
1,100	Keiyo Bank Ltd. (The)	$16,927
900	Kewpie Corporation	24,160
400	Keyence Corporation	202,209
3,300	Kikkoman Corporation	33,855
1,500	Kintetsu Group Holdings Company Ltd.	31,213
5,200	Kirin Holdings Company Ltd.	89,686
1,700	Kitz Corporation	26,773
1,700	Kiyo Bank Ltd. (The)	46,808
1,300	Kobe Bussan Company Ltd.	21,018
4,600	Kobe Steel Ltd.	53,361
1,800	Koito Manufacturing Company Ltd.	28,456
1,100	Kokusai Electric Corporation	75,603
7,700	Kokuyo Company Ltd.	37,854
6,500	Komatsu Ltd.	253,826
900	Komeri Company Ltd.	19,724
500	Konami Group Corporation	54,777
21,400	Konica Minolta, Inc.	73,090
500	Kose Corporation	15,504
3,800	Kotobuki Spirits Company Ltd.	58,336
600	Kraftia Corporation	34,674
5,000	K’s Holdings Corporation	58,677
4,400	Kubota Corporation	73,628
3,600	Kumagai Gumi Company Ltd.	31,869
1,000	Kura Sushi, Inc.	9,899
11,000	Kuraray Company Ltd.	113,558
1,200	Kureha Corporation	28,640
800	Kurita Water Industries Ltd.	45,648
1,700	Kusuri no Aoki Holdings Company Ltd.	37,790
1,300	KYB Corporation	31,054
2,500	Kyoritsu Maintenance Company Ltd.	46,840
1,300	Kyoto Financial Group, Inc.	36,178
4,100	Kyowa Exeo Corporation	70,119
1,800	Kyowa Kirin Company Ltd.	28,650
3,100	Kyushu Electric Power Company, Inc.	31,425
7,000	Kyushu Financial Group, Inc.	62,481
3,000	Kyushu Railway Company	64,629
600	Lasertec Corporation	190,596
5,600	Leopalace21 Corporation	22,538
2,100	Life Corporation	34,171
1,800	Lintec Corporation	79,407
7,500	Lion Corporation	79,139
7,900	LIXIL Group Corporation	87,955
16,800	LY Corporation	44,717
4,600	M3, Inc.	51,275
6,200	Mabuchi Motor Company Ltd.	60,308
900	Macnica Holdings, Inc.	17,622
600	Makino Milling Machine Company Ltd.	56,285
900	Makita Corporation	32,367
2,200	Marubeni Corporation	64,142
6,000	Maruha Nichiro Corporation	48,316
5,700	Marui Group Company Ltd.	100,602
100	Maruwa Company Ltd.	44,628
400	Maruzen Showa Unyu Company Ltd.	18,209
4,100	Matsui Securities Company Ltd.	24,344
3,420	Matsumotokiyoshi Holdings Company Ltd.	50,575
4,000	Max Company Ltd.	42,170
5,700	Mazda Motor Corporation	38,125
500	McDonald’s Holdings Company Japan Ltd.	23,012

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Japan — 14.4% (Continued)
5,400	Mebuki Financial Group, Inc.	$47,411
1,600	Medipal Holdings Corporation	25,925
1,800	Megmilk Snow Brand Company Ltd.	40,197
1,700	Meidensha Corporation	104,160
2,100	MEIJI Holdings Company Ltd.	48,787
300	Meiko Electronics Company Ltd.	58,705
2,600	MEITEC Group Holdings, Inc.	49,837
1,200	Mercari, Inc.(a)	30,281
1,000	Micronics Japan Company Ltd.	106,170
3,500	MINEBEA MITSUMI, Inc.	103,827
3,400	MIRAIT ONE corp	81,257
2,100	MISUMI Group, Inc.	52,329
15,500	Mitsubishi Chemical Group Corporation	108,770
4,600	Mitsubishi Corporation	123,068
3,900	Mitsubishi Electric Corporation	143,040
2,900	Mitsubishi Estate Company Ltd.	73,958
1,500	Mitsubishi Gas Chemical Company, Inc.	47,457
7,100	Mitsubishi Heavy Industries Ltd.	161,342
4,100	Mitsubishi Logistics Corporation	39,078
2,500	Mitsubishi Materials Corporation	67,134
30,600	Mitsubishi Motors Corporation	59,240
30,500	Mitsubishi UFJ Financial Group, Inc.	607,691
600	Mitsui & Company Ltd.	16,755
3,400	Mitsui Chemicals, Inc.	45,069
1,700	Mitsui E&S Company Ltd.	43,423
16,300	Mitsui Fudosan Company Ltd.	151,086
900	Mitsui Mining & Smelting Company Ltd.	240,847
1,500	Mitsui-Soko Holdings Company Ltd.	31,331
2,500	Miura Company Ltd.	48,734
5,590	Mizuho Financial Group, Inc.	268,499
700	Mizuno Corporation	14,522
300	Modec, Inc.	17,235
200	Monogatari Corporation (The)	5,865
2,900	MonotaRO Company Ltd.	32,986
2,600	Morinaga & Company Ltd.	41,546
12,400	Morinaga Milk Industry Company Ltd.	96,815
8,000	MS&AD Insurance Group Holdings, Inc.	207,374
500	MTG Company Ltd.	23,022
5,900	Murata Manufacturing Company Ltd. - Series F	423,559
1,500	Musashi Seimitsu Industry Company Ltd.	36,742
1,800	Musashino Bank Ltd. (The)	28,061
10,800	Nagase & Company Ltd.	78,135
4,900	Nagoya Railroad Company Ltd.	55,707
2,500	Nakanishi, Inc.	46,107
1,800	Namura Shipbuilding Company Ltd.	39,839
2,700	NANKAI Company Ltd.	47,327
2,200	Nanto Bank Ltd. (The)	24,051
4,300	NEC Corporation	103,819
1,300	Nexon Company Ltd.	17,278
2,300	NGK Insulators Ltd.	108,404
1,000	NH Foods Ltd.	36,511
2,100	NHK Spring Company Ltd.	51,041
2,600	Nichias Corporation	63,814
6,000	Nichirei Corporation	80,338
4,300	NIDEC CORP(a)	70,683
1,900	Nifco, Inc.	56,912
4,500	Nihon Kohden Corporation	39,713
Shares		Fair Value
	Japan — 14.4% (Continued)
10,300	Nihon M&A Center, Inc.	$40,538
1,700	Nihon Unisys Ltd.	44,768
1,200	Nikkon Holdings Company Ltd.	43,709
2,700	Nikon Corporation	38,011
900	Nintendo Company Ltd.	37,839
1,900	Nippn Corporation	32,773
1,100	Nippon Electric Glass Company Ltd.	44,893
2,600	NIPPON EXPRESS HOLDINGS INC	81,016
3,500	Nippon Gas Company Ltd.	61,970
5,700	Nippon Kayaku Company Ltd.	70,241
1,100	Nippon Light Metal Holdings Company Ltd.	18,607
6,200	Nippon Paint Holdings Company Ltd.	40,443
1,300	Nippon Sanso Holdings Corporation	48,226
2,600	Nippon Shinyaku Company Ltd.	64,386
4,500	Nippon Shokubai Company Ltd.	58,002
1,800	Nippon Soda Company Ltd.	39,385
22,900	Nippon Steel Corporation	75,876
7,400	Nipro Corporation	71,828
1,000	Nishimatsu Construction Company Ltd.	32,814
800	Nishimatsuya Chain Company Ltd.	9,604
2,800	Nishi-Nippon Financial Holdings, Inc.	71,999
2,400	Nishi-Nippon Railroad Company Ltd.	43,186
1,800	Nissan Chemical Corporation	94,693
12,700	Nissan Motor Company Ltd.(a)	23,515
2,400	Nisshin Oillio Group Ltd. (The)	27,153
1,400	Nisshin Seifun Group, Inc.	17,103
5,000	Nisshinbo Holdings, Inc.	77,134
1,800	Nissin Foods Holdings Company Ltd.	30,820
12,900	Nissui Corporation	102,101
1,600	Niterra Company Ltd.	106,332
2,000	Nitori Holdings Company Ltd.	29,639
1,000	Nitto Boseki Company Ltd.	27,048
4,700	Nitto Denko Corporation	92,473
700	Nitto Kogyo Corporation	20,698
300	Noevir Holdings Company Ltd.	8,110
2,100	NOF Corporation	34,302
11,100	Nojima Corporation	90,784
16,900	Nomura Holdings, Inc.	148,391
7,500	Nomura Real Estate Holdings, Inc.	43,225
2,200	Nomura Research Institute Ltd.	61,723
10,000	North Pacific Bank Ltd.	69,132
500	NS United Kaiun Kaisha Ltd.	19,907
2,000	NSD Company Ltd.	30,390
6,700	NSK Ltd.	47,346
15,600	NTN Corporation	38,556
104,100	NTT, Inc.	92,606
3,100	Obayashi Corporation	62,651
1,000	Obic Company Ltd.	23,486
2,100	Odakyu Electric Railway Company Ltd.	21,572
600	Ogaki Kyoritsu Bank Ltd. (The)	27,093
900	Ohsho Food Service Corporation	15,792
7,400	Oji Holdings Corporation	36,356
2,700	Okamura Corporation	38,145
4,600	Okasan Securities Group, Inc.	27,400
1,900	Oki Electric Industry Company Ltd.	41,490
1,300	Okinawa Cellular Telephone Company	29,415
1,600	OKUMA Corporation	46,153
1,400	Okumura Corporation	48,728

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Japan — 14.4% (Continued)
7,900	Olympus Corporation	$82,728
1,200	Omron Corporation	43,371
1,800	Ono Pharmaceutical Company Ltd.	26,461
500	Open House Group Company Ltd.	26,111
300	Oracle Corp Japan	15,378
400	Organo Corporation	40,906
3,300	Oriental Land Company Ltd.	50,256
2,100	Osaka Gas Company Ltd.	70,761
2,900	OSG Corporation	65,390
1,400	Otsuka Corporation	23,970
2,100	Otsuka Holdings Company Ltd.	139,784
4,000	PAL GROUP Holdings Company Ltd.	36,183
1,200	PALTAC Corporation	49,186
12,500	Pan Pacific International Holdings Corporation	63,361
8,700	Panasonic Holdings Corporation	244,777
4,400	Park24 Company Ltd.	54,748
4,700	Penta-Ocean Construction Company Ltd.	49,767
48,600	Persol Holdings Company Ltd.	74,070
4,400	Pigeon Corporation	56,145
3,600	Pilot Corporation	37,556
700	Raito Kogyo Company Ltd.	17,625
2,600	Rakus Company Ltd.	15,230
900	Rakuten Bank Ltd.(a)	28,811
13,500	Rakuten Group, Inc.(a)	63,018
6,400	Recruit Holdings Company Ltd.	445,336
2,100	Relo Group, Inc.	25,824
6,900	Renesas Electronics Corporation	213,009
8,900	Rengo Company Ltd.	77,878
6,000	Resona Holdings, Inc.	78,234
5,200	Resorttrust, Inc.	55,789
6,400	Ricoh Company Ltd.	55,765
2,600	Rinnai Corporation	57,186
5,100	Rohto Pharmaceutical Company Ltd.	74,841
1,200	Rorze Corporation	36,652
5,900	Round One Corporation	42,431
2,000	Royal Holdings Company Ltd.	15,042
3,000	Ryohin Keikaku Company Ltd.	65,579
1,164	Ryoyo Ryosan Holdings, Inc.	19,365
1,100	Saizeriya Company Ltd.	36,738
1,100	Sakata Seed Corporation	28,326
1,800	San-A Company Ltd.	35,627
1,800	Sangetsu Corporation	32,932
5,700	San-In Godo Bank Ltd. (The)	80,485
600	Sanken Electric Company Ltd.(a)	42,801
2,700	Sanki Engineering Company Ltd.	49,750
4,000	Sankyo Company Ltd.	39,025
1,300	Sankyu, Inc.	69,289
6,500	Sanrio Company Ltd.	44,007
2,000	Sansan, Inc.	19,247
6,900	Santen Pharmaceutical Company Ltd.	90,524
2,700	Sanwa Holdings Corporation	63,304
3,000	Sapporo Breweries Ltd.	37,405
4,800	Sawai Group Holdings Company Ltd.	49,904
4,200	SBI Holdings, Inc.	68,880
600	SBS Holdings, Inc.	16,008
1,200	SCREEN Holdings Company Ltd.	134,621
2,200	Secom Company Ltd.	87,404
1,100	Sega Sammy Holdings, Inc.	14,976
Shares		Fair Value
	Japan — 14.4% (Continued)
1,900	Seibu Holdings, Inc.	$37,223
2,400	Seiko Epson Corporation	40,174
1,300	Seiko Group Corporation	65,354
2,700	Seino Holdings Company Ltd.	43,751
1,700	Seiren Company Ltd.	34,485
2,700	Sekisui Chemical Company Ltd.	43,299
3,200	Sekisui House Ltd.	66,531
4,800	Senko Group Holdings Company Ltd.	58,042
1,700	Seria Company Ltd.	38,073
23,200	Seven & i Holdings Company Ltd.	278,242
22,100	Seven Bank Ltd.	38,363
3,200	SG Holdings Company Ltd.	30,373
10,200	Sharp Corporation(a)	41,030
500	Shibaura Mechatronics Corporation	14,616
5,100	SHIFT, Inc.(a)	21,285
6,500	Shiga Bank Ltd. (The)	105,004
4,500	Shikoku Electric Power Company, Inc.	40,860
1,700	Shimadzu Corporation	43,361
200	Shimano, Inc.	21,334
1,800	Shimizu Corporation	28,507
900	Shin Nippon Air Technologies Company Ltd.	20,991
7,500	Shin-Etsu Chemical Company Ltd.	326,943
1,700	Shionogi & Company Ltd.	29,049
3,700	Ship Healthcare Holdings, Inc.	49,421
1,200	Shiseido Company Ltd.	19,371
2,500	Shizuoka Financial Group, Inc.	46,939
5,200	SHO-BOND Holdings Company Ltd.	40,093
1,600	Showa Denko KK	177,993
5,600	Simplex Holdings, Inc.	32,417
400	Sinfonia Technology Company Ltd.	39,961
1,900	SKY Perfect JSAT Holdings, Inc.	31,679
2,300	Skylark Holdings Company Ltd.	39,719
100	SMC Corporation	44,712
4,600	Socionext, Inc.	73,440
174,100	SoftBank Corporation	222,329
1,160	Sojitz Corporation	37,215
4,500	Sompo Holdings, Inc.	170,968
47,100	Sony Financial Group, Inc.	41,043
52,700	Sony Group Corporation	1,060,611
3,000	Sotetsu Holdings, Inc.	45,957
300	Square Enix Holdings Company Ltd.	4,456
1,500	Starts Corp, Inc.	41,975
6,400	Subaru Corporation	93,640
1,200	Sugi Holdings Company Ltd.	23,323
5,700	SUMCO Corporation	144,554
300	Sumitomo Bakelite Company Ltd.	13,938
10,600	Sumitomo Chemical Company Ltd.	33,830
9,600	Sumitomo Corporation	92,278
20,000	Sumitomo Electric Industries Ltd.	371,168
4,800	Sumitomo Forestry Company Ltd.	40,075
2,200	Sumitomo Heavy Industries Ltd.	69,448
16,800	Sumitomo Mitsui Financial Group, Inc.	658,589
3,000	Sumitomo Mitsui Trust Group, Inc.	112,027
3,200	Sumitomo Realty & Development Company Ltd.	74,300
2,800	Sumitomo Rubber Industries Ltd.	36,253
2,400	Sundrug Company Ltd.	56,209
800	Suntory Beverage & Food Ltd.	22,295

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Japan — 14.4% (Continued)
4,100	Suruga Bank Ltd.	$61,851
1,600	Suzuken Company Ltd.	48,760
11,200	Suzuki Motor Corporation	135,481
1,200	SWCC Corporation	101,933
3,900	Sysmex Corporation	35,086
6,800	Systena Corporation	16,635
2,400	T&D Holdings, Inc.	71,592
3,900	Taiheiyo Cement Corporation	96,131
800	Taikisha Ltd.	24,645
600	Taisei Corporation	53,117
3,400	Taiyo Holdings Company Ltd.	104,370
2,200	Taiyo Yuden Company Ltd.	279,759
2,900	Takara Holdings, Inc.	40,165
600	Takasago Thermal Engineering Company Ltd.	18,936
3,400	Takashimaya Company Ltd.	52,537
11,800	Takeda Pharmaceutical Company Ltd.	376,146
1,500	Takeuchi Manufacturing Company Ltd.	65,905
4,000	Tamron Company Ltd.	28,568
13,000	TDK Corporation	291,666
5,900	Teijin Ltd.	59,429
6,900	Terumo Corporation	94,243
800	THK Company Ltd.	36,596
1,700	TISI, Inc.	33,270
700	TKC Corporation	14,743
1,200	Toa Corp	15,513
3,100	Toagosei Company Ltd.	33,395
1,500	Tobu Railway Company Ltd.	27,037
6,600	Toda Corporation	66,519
2,600	Toei Animation Company Ltd.	38,956
1,900	Toenec Corporation	26,501
3,400	Toho Company Ltd.	27,222
6,000	Toho Gas Company Ltd.	44,986
1,200	Toho Holdings Company Ltd.	28,859
7,000	Tohoku Electric Power Company, Inc.	46,028
9,700	Tokai Carbon Company Ltd.	103,219
1,600	TOKAI Holdings Corporation	11,327
3,000	Tokai Rika Company Ltd.	54,984
3,800	Tokai Tokyo Financial Holdings, Inc.	17,754
13,700	Tokio Marine Holdings, Inc.	602,414
3,100	Tokuyama Corporation	94,200
6,100	Tokyo Electric Power Company Holdings, Inc.(a)	17,431
2,700	Tokyo Electron Ltd.	1,309,195
1,400	Tokyo Gas Company Ltd.	53,016
11,200	Tokyo Kiraboshi Financial Group, Inc.	125,339
700	Tokyo Ohka Kogyo Company Ltd.	49,736
800	Tokyo Seimitsu Company Ltd.	101,729
2,000	Tokyo Steel Manufacturing Company Ltd.	20,804
1,500	Tokyo Tatemono Company Ltd.	30,606
3,000	Tokyu Corporation	30,955
9,700	Tokyu Fudosan Holdings Corporation	77,724
2,700	Tomy Company Ltd.	53,124
5,800	Toray Industries, Inc.	40,630
1,400	Toridoll Holdings Corporation	33,067
700	Toshiba TEC Corporation	12,324
3,600	Tosoh Corporation	65,384
700	Totech Corporation	17,972
400	Totetsu Kogyo Company Ltd.	10,436
Shares		Fair Value
	Japan — 14.4% (Continued)
1,000	TOTO Ltd.	$53,554
700	Towa Pharmaceutical Company Ltd.	16,472
1,000	Toyo Seikan Group Holdings Ltd.	25,251
500	Toyo Suisan Kaisha Ltd.	32,026
1,700	Toyo Tire Corporation	39,363
3,700	Toyoda Gosei Company Ltd.	117,342
3,500	Toyota Boshoku Corporation	46,096
46,800	Toyota Motor Corporation	784,070
5,000	Toyota Tsusho Corporation	186,123
500	Transcosmos, Inc.	11,088
900	Trend Micro, Inc.	33,346
3,900	Tsubakimoto Chain Company	61,909
900	Tsugami Corporation	45,295
2,000	Tsumura & Company	45,798
2,925	Tsuruha Holdings, Inc.	37,057
6,800	UACJ Corporation	108,177
4,000	Ube Industries Ltd.	78,827
2,400	U-Next Holdings Company Ltd.	24,389
5,800	Unicharm Corporation	33,613
3,400	United Super Markets Holdings, Inc.	16,757
800	Ushio, Inc.	22,360
3,800	USS Company Ltd.	44,638
1,000	Valor Holdings Company Ltd.	24,043
900	Visional, Inc.(a)	43,194
1,600	Wacoal Holdings Corporation	43,481
2,400	West Japan Railway Company	40,200
400	Workman Company Ltd.	16,850
1,100	Yakult Honsha Company Ltd.	18,502
11,300	Yamada Holdings Company Ltd.	45,819
2,200	Yamaguchi Financial Group, Inc.	38,932
5,400	Yamaha Corporation	38,218
8,400	Yamaha Motor Company Ltd.	63,787
400	Yamaichi Electronics Company Ltd.	24,008
700	Yamanashi Chuo Bank Ltd. (The)	26,942
2,000	Yamato Holdings Company Ltd.	22,632
1,500	Yamazaki Baking Company Ltd.	29,464
1,600	Yamazen Corporation	16,613
1,200	Yaskawa Electric Corporation	52,933
1,300	Yokogawa Electric Corporation	45,689
1,600	Yokohama Rubber Company Ltd. (The)	72,175
1,100	Yonex Company Ltd.	15,744
1,700	Yoshinoya Holdings Company Ltd.	32,742
1,300	Yurtec Corporation	19,469
500	Zensho Holdings Company Ltd.	24,895
6,200	Zeon Corporation	90,633
3,000	ZOZO, Inc.	21,206
		42,677,314
	Jersey — 0.2%
4,445	Experian plc	149,809
36,855	Glencore plc	251,287
16,212	IWG plc	39,785
22,066	Man Group plc	85,543
25,497	TP ICAP Group plc	114,457
1,347	Wise Group plc, Class A(a)	16,147
3,457	WPP plc - ADR	53,549
4,839	WPP plc	15,009
		725,586

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Luxembourg — 0.3%
815	APERAM S.A.	$39,616
2,262	ArcelorMittal S.A.	136,305
3,898	Eurofins Scientific S.E.	304,861
1,496	RTL Group S.A.	53,247
49,200	Samsonite International S.A.(c)	85,797
13,042	SES S.A.	106,883
2,103	Subsea 7 S.A.	71,786
582	Tenaris S.A. - ADR	32,295
1,807	Tenaris S.A.	49,993
		880,783
	Marshall Islands — 0.0%(d)
859	Okeanis Eco Tankers Corporation	43,053

	Mauritius — 0.0%(d)
221,300	Golden Agri-Resources Ltd.	46,208

	Netherlands — 3.3%
1,808	Aalberts N.V.	80,675
2,626	ABN AMRO Bank N.V.(c)	111,624
52	Adyen N.V.(a)(c)	48,754
1,466	Airbus S.E.	325,986
4,532	Akzo Nobel N.V.	308,026
43	Argenx S.E.(a)	39,832
261	ASM International N.V.	299,973
1,963	ASML Holding N.V.	3,884,852
118	ASML Holding N.V.	234,754
2,450	ASR Nederland N.V.	184,920
460	BE Semiconductor Industries N.V.	151,829
3,953	Brembo N.V.	46,344
2,991	CTP N.V.(c)	54,555
8,742	Davide Campari-Milano N.V.	54,427
557	Euronext N.V.(c)	89,042
505	Ferrari N.V.	187,598
1,072	Ferrovial S.E.	73,433
1,514	Heineken N.V.	127,046
1,715	IMCD N.V.	154,988
12,917	ING Groep N.V.	407,340
7,657	Iveco Group N.V.	121,692
5,942	Koninklijke Ahold Delhaize N.V.	239,120
50,841	Koninklijke KPN N.V.	250,948
1,815	Koninklijke Philips N.V. - ADR	49,350
3,061	Koninklijke Philips N.V.	83,195
2,715	Koninklijke Vopak N.V.	141,297
2,600	Magnum Ice Cream Company N.V. (The)(a)	45,149
12,992	Magnum Ice Cream Company N.V. (The)(a)	226,191
3,146	NN Group N.V.	275,648
2,035	QIAGEN N.V.	78,677
7,810	QIAGEN N.V.	305,371
3,308	Randstad N.V.	95,466
4,508	SBM Offshore N.V.	155,756
10,907	Stellantis N.V.(a)	62,269
3,434	STMicroelectronics N.V.	253,871
6,187	Technip Energies N.V.	233,743
5,242	Universal Music Group N.V.	109,754
Shares		Fair Value
	Netherlands — 3.3%
1,559	Wolters Kluwer N.V.	$100,747
		9,694,242
	New Zealand — 0.2%
2,003	a2 Milk Company Ltd. (The)	10,412
103,494	Air New Zealand Ltd.	25,854
7,490	Auckland International Airport Ltd.	35,541
11,471	Channel Infrastructure NZ Ltd.	20,828
7,155	Chorus Ltd.	40,612
4,135	Contact Energy Ltd.	21,889
1,340	EBOS Group Ltd.	15,864
1,534	Fisher & Paykel Healthcare Corp Ltd.	34,064
14,716	Fletcher Building Ltd.(a)	28,356
5,325	Freightways Group Ltd.	42,100
29,800	Genesis Energy Ltd.	43,877
2,251	Infratil Ltd.	19,739
647	Mainfreight Ltd.	22,826
6,214	Mercury NZ Ltd.	24,374
6,399	Meridian Energy Ltd.	21,160
1,991	Port of Tauranga Ltd.	10,060
17,407	Ryman Healthcare Ltd.(a)	22,357
18,846	Spark New Zealand Ltd.	20,076
7,042	Summerset Group Holdings Ltd.	34,828
838	Xero Ltd.(a)	42,107
		536,924
	Norway — 0.5%
1,014	AF Gruppen ASA	19,826
204	Aker ASA	23,665
3,166	Aker BP ASA	96,600
6,911	Aker Solutions ASA	31,025
1,456	Atea ASA	25,473
2,148	Austevoll Seafood ASA	16,809
687	BLUENORD ASA	34,492
480	Bonheur ASA	11,161
1,580	Borregaard ASA	23,788
2,662	DNB Bank ASA	79,259
12,792	DNO ASA	21,049
1,188	DOF Group ASA(c)	13,640
7,332	Elkem ASA(a)(c)	23,726
5,641	Elopak ASA	20,044
745	Entra ASA(c)	7,945
6,961	Equinor ASA	219,519
4,440	Europris ASA(c)	39,624
170	Gjensidige Forsikring ASA	4,602
2,783	Hoegh Autoliners ASA(c)	40,729
1,830	Kitron ASA	19,787
1,012	Kongsberg Gruppen ASA	30,495
1,012	Kongsberg Maritime A/S(a)	5,239
1,019	Mowi ASA	18,825
8,798	MPC Container Ships ASA	22,557
1,107	NORBIT ASA(c)	18,973
864	Nordic Semiconductor ASA(a)	15,971
6,429	Norsk Hydro ASA	58,179
23,135	Norwegian Air Shuttle ASA	34,434
1,567	Odfjell S.E., A Shares	16,487
264	Orkla ASA	2,776
468	Protector Forsikring ASA	22,587

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Norway — 0.5% (Continued)
4,491	SCATEC ASA(a)(c)	$44,120
638	Sparebank 1 Oestlandet	12,201
813	SpareBank 1 SR-Bank ASA	15,893
4,328	Storebrand ASA	81,292
2,020	Telenor ASA	28,950
4,962	TGS NOPEC Geophysical Company ASA	64,486
373	TOMRA Systems ASA	3,591
5,444	Var Energi ASA(c)	22,558
2,043	Veidekke ASA	39,162
160	Vend Marketplaces ASA	3,851
2,083	Wallenius Wilhelmsen ASA	27,662
208	Wilh Wilhelmsen Holding ASA	14,453
1,122	Yara International ASA	49,347
		1,426,852

	Portugal — 0.1%
60,886	Banco Comercial Portugues S.A.	71,998
14,431	EDP S.A.	75,343
5,363	Galp Energia SGPS S.A.	113,598
4,831	Jeronimo Martins SGPS S.A.	92,471
31,852	Sonae SGPS S.A.	73,307
		426,717

	Singapore — 0.7%
1,420	BW, L.P.G Ltd.	24,741
8,000	City Developments Ltd.	48,138
10,374	DBS Group Holdings Ltd.	525,334
14,700	First Resources Ltd.	35,352
131,800	Genting Singapore Ltd.	62,249
3,883	Hafnia Ltd.	25,369
54,700	Keppel Infrastructure Trust	22,632
4,600	Keppel Ltd.	39,021
17,500	NETLINK NBN TRUST	13,196
13,039	Oversea-Chinese Banking Corp Ltd.	250,251
28,523	SATS Ltd.	100,112
46,426	Seatrium Ltd.	70,886
10,100	Sembcorp Industries Ltd.	49,681
11,500	Sheng Siong Group Ltd.	28,745
7,800	SIA Engineering Company Ltd.	20,888
14,199	Singapore Airlines Ltd.	84,447
5,400	Singapore Exchange Ltd.	100,759
4,300	Singapore Land Group Ltd.	10,659
9,800	Singapore Technologies Engineering Ltd.	78,940
25,500	Singapore Telecommunications Ltd.	87,066
8,600	United Overseas Bank Ltd.	264,860
8,200	UOB-Kay Hian Holdings Ltd.	23,374
7,000	UOL Group Ltd.	51,597
6,900	Venture Corp Ltd.	91,467
15,300	Wilmar International Ltd.	42,704
23,500	Yangzijiang Shipbuilding Holdings Ltd.	62,347
		2,214,815
	Spain — 1.8%
708	Acciona S.A.	224,184
953	ACS Actividades de Construccion y Servicios S.A.	140,065
3,445	Aena SME S.A.(c)	104,918
2,431	Amadeus IT Group S.A.(c)	142,135
Shares		Fair Value
	Spain — 1.8% (Continued)
9,155	Banco Bilbao Vizcaya Argentaria S.A. - ADR	$229,424
36,165	Banco Bilbao Vizcaya Argentaria S.A.	909,996
65,963	Banco de Sabadell S.A.	233,601
66,404	Banco Santander S.A.	921,149
5,213	Bankinter S.A.	87,246
23,188	CaixaBank S.A.	328,343
2,163	Cellnex Telecom S.A.(c)	64,627
765	CIE Automotive S.A.	23,314
2,161	Corp ACCIONA Energias Renovables S.A.	57,207
1,896	EDP Renewables S.A.	30,611
5,378	Enagas S.A.	104,064
1,898	Endesa S.A.	86,188
2,889	Fluidra S.A.	65,341
7,914	Grifols S.A.	81,012
12,001	Iberdrola S.A.	298,528
2,830	Indra Sistemas S.A.	155,135
4,522	Industria de Diseno Textil S.A.	284,868
10,061	International Consolidated Airlines Group S.A.	63,677
115	Laboratorios Farmaceuticos Rovi S.A.	7,595
1,890	Logista Integral S.A.	72,868
14,645	Mapfre S.A.	72,467
1,120	Naturgy Energy Group S.A.	35,085
6,510	Redeia Corp S.A.	110,544
6,665	Repsol S.A.	166,427
7,054	Sacyr S.A.	37,668
31,911	Telefonica S.A.	128,171
42,183	Unicaja Banco S.A.(c)	150,271
		5,416,729
	Sweden — 1.7%
984	AAK A.B.	23,227
3,107	AddLife A.B.	52,398
1,249	AddTech A.B.	44,142
3,560	AFRY A.B.	38,382
1,239	Alfa Laval A.B.	73,919
1,255	Alimak Group A.B.(c)	15,385
6,385	Alleima A.B.	58,471
2,738	Altra Fastigheter A.B.	19,507
3,094	Ambea A.B.(c)	47,752
1,172	AQ Group A.B.	26,606
1,404	Asmodee Group A.B.	20,556
2,561	Assa Abloy A.B., Class B	90,489
6,364	Atlas Copco A.B.	112,829
11,716	Atlas Copco A.B.	237,488
4,050	Atrium Ljungberg A.B.	10,995
5,187	Attendo A.B.(c)	65,666
939	Avanza Bank Holding A.B.	37,634
1,215	Avarda Bank A.B.	22,487
294	Axfood A.B.	7,808
818	Beijer Alma A.B.	25,069
1,530	Beijer Ref A.B.	22,427
4,838	Betsson A.B., Class B	42,313
1,554	Bilia A.B.	23,233
4,166	Billerud Aktiebolag	26,919
603	BioArctic A.B.(c)	20,487
1,495	BioGaia A.B.	18,025
1,488	Boliden A.B.	84,083

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Sweden — 1.7% (Continued)
852	BoneSupport Holding A.B.(a)(c)	$18,583
7,483	Bravida Holding A.B.(c)	95,442
3,350	Bufab A.B.	43,767
680	Castellum A.B.	8,933
447	Catena A.B.	19,197
1,100	Clas Ohlson A.B., B	48,579
5,879	Cloetta A.B.	29,831
24,357	Electrolux A.B.(a)	77,147
4,995	Electrolux Professional A.B.	21,829
3,613	Elekta A.B., B Shares	18,425
1,404	Embracer Group A.B.(a)	9,142
2,048	Epiroc A.B.	56,194
1,782	Epiroc A.B.	41,362
744	EQT A.B. (c)	21,049
3,217	Essity A.B., Class B - Series B	91,092
641	Evolution A.B.(a)(c)	44,005
1,567	Fabege A.B.	12,014
4,532	Fastighets A.B. Balder(a)	24,175
1,600	Getinge A.B., B Shares	32,720
4,010	Granges A.B.(c)	71,065
2,971	H & M Hennes & Mauritz A.B., Class B	51,110
888	Hemnet Group A.B.	6,745
3,499	Hexagon A.B.	28,951
3,325	Hexpol A.B.	24,796
557	Holmen A.B.	17,506
298	Hufvudstaden A.B.	3,677
10,185	Husqvarna A.B., B Shares	39,573
1,077	Indutrade A.B.	22,288
884	INVISIO A.B.	18,705
1,748	Lagercrantz Group A.B.	46,098
977	Lifco A.B., Class B	32,022
2,222	Lindab International A.B.	29,880
1,250	Loomis A.B.	61,281
1,134	Medicover A.B.	26,941
2,586	Modern Times Group MTG A.B.(a)	32,649
208	Munters Group A.B.(c)	3,702
1,084	Mycronic A.B.	36,017
3,890	NCC A.B., B Shares	76,572
3,693	New Wave Group A.B.	34,736
5,005	Nibe Industrier A.B.	18,606
7,632	Nolato A.B.	38,315
931	Nordnet A.B. publ, Class A	35,412
348	Norion Bank A.B.(a)	2,180
590	NP3 Fastigheter A.B.	16,224
1,014	OEM International A.B.	17,493
4,892	Peab A.B., Class B	45,987
5,424	Ratos A.B.	18,610
1,367	Rusta A.B.	11,334
457	Saab A.B.	23,827
642	Sagax A.B.	10,211
3,797	Sandvik A.B.	156,809
5,045	Scandic Hotels Group A.B.(c)	47,011
1,030	Sectra A.B.	29,203
2,362	Securitas A.B., Class B	38,793
10,286	Sinch A.B.(a)(c)	40,346
4,629	Skandinaviska Enskilda Banken A.B.	92,175
1,674	Skanska A.B., B Shares	44,786
426	SKF A.B.	10,974
Shares		Fair Value
	Sweden — 1.7% (Continued)
2,466	SKF A.B., B Shares	$63,348
1,490	SkiStar A.B.	24,445
2,211	SSAB A.B.	20,508
3,835	SSAB A.B., B Shares	35,466
43,452	Storskogen Group A.B.(c)	38,291
3,118	Svenska Cellulosa A.B. SCA	31,890
5,186	Svenska Handelsbanken A.B., A Shares	76,319
1,660	Sweco A.B.	21,782
4,536	Swedbank A.B., Class A	169,458
914	Swedish Orphan Biovitrum A.B.(a)	43,571
3,908	Systemair A.B.	33,111
4,655	Tele2 A.B., B Shares	81,012
1,292	Telefonaktiebolaget LM Ericsson	14,412
17,361	Telefonaktiebolaget LM Ericsson, Class B	194,712
19,797	Telia Company A.B.	96,435
3,017	Thule Group A.B.(c)	64,118
836	Trelleborg A.B.	34,834
2,608	Vitrolife A.B.	23,611
1,910	Volvo A.B., A Shares	65,102
14,602	Volvo A.B., B Shares	496,734
7,017	Volvo Car A.B.(a)	13,672
1,622	Wallenstam A.B.	6,586
2,008	Wihlborgs Fastigheter A.B.	15,585
		5,009,395
	Switzerland — 5.1%
3,732	ABB Ltd.	405,980
2,701	Accelleron Industries A.G.	277,393
268	Adecco Group A.G.	4,946
2,622	Alcon, Inc.	176,808
511	Allreal Holding A.G.	134,013
3,040	Amrize Ltd.	160,635
930	Banque Cantonale Vaudoise	136,159
67	Barry Callebaut A.G.	92,651
174	Belimo Holding A.G.	195,649
68	Berner Kantonalbank A.G.	32,258
409	BKW A.G.	68,774
214	Bucher Industries A.G.	84,222
370	Cembra Money Bank A.G.	43,312
1	Chocoladefabriken Lindt & Spruengli A.G.	118,798
1,969	Cie Financiere Richemont S.A.	454,518
2,131	Clariant A.G.	18,585
1,369	Coca-Cola HBC A.G.	89,237
1,324	DKSH Holding A.G.	101,750
743	DSM-Firmenich A.G.	70,483
4,373	Dufry A.G.	292,158
3,335	EFG International A.G.	66,861
73	Emmi A.G.	79,452
44	EMS-Chemie Holding A.G.	37,718
782	Flughafen Zurich A.G.	241,911
398	Galderma Group A.G.(c)	90,528
1,759	Galenica A.G.(c)	183,429
276	Geberit A.G.	184,186
2,324	Georg Fischer A.G.	120,358
30	Givaudan S.A.	126,898
1,563	Helvetia Holding A.G.	403,110
3,040	Holcim A.G.	274,105
2,095	Julius Baer Group Ltd.	181,015

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	Switzerland — 5.1% (Continued)
194	Kuehne + Nagel International A.G.	$47,074
2,112	Logitech International S.A.	198,612
476	Logitech International S.A.	44,654
249	Lonza Group A.G.	167,983
547	Luzerner Kantonalbank A.G.	74,594
219	Medacta Group S.A.(c)	36,857
15,318	Nestle S.A.	1,571,151
4,061	Novartis A.G. - ADR	636,440
7,044	Novartis A.G.	1,100,965
130	Partners Group Holding A.G.	106,485
990	PSP Swiss Property A.G.	176,450
186	Roche Holding A.G.	77,929
3,907	Roche Holding A.G.	1,606,174
2,134	Sandoz Group A.G.	192,823
107	Schindler Holding A.G.	34,015
107	Schindler Holding A.G.	35,471
666	SFS Group A.G.	109,768
1,277	SGS S.A.	148,090
1,260	Siegfried Holding A.G.	110,261
11,472	SIG Group A.G.(a)	191,940
586	Sika A.G.	120,847
796	Softwareone Holding A.G.	7,703
918	Sonova Holding A.G.	217,889
90	St Galler Kantonalbank A.G.	71,510
6	Stadler Rail A.G.	172
1,036	Straumann Holding A.G.	136,185
710	Sulzer A.G.	117,883
1,976	Sunrise Communications A.G., Class A	98,304
777	Swatch Group A.G. (The)	189,897
1,294	Swatch Group A.G. (The)	62,823
148	Swiss Life Holding A.G.	162,698
2,347	Swiss Prime Site A.G.	382,989
1,793	Swiss Re A.G.	285,008
273	Swisscom A.G.	210,580
3,110	Swissquote Group Holding S.A.	145,885
1,526	Temenos A.G.	124,847
10,042	UBS Group A.G.	497,711
235	VAT Group A.G.(c)	206,084
1,108	Vontobel Holding A.G.	100,600
90	Ypsomed Holding A.G.	40,599
2	Zuger Kantonalbank	25,373
558	Zurich Insurance Group A.G.	412,730
		15,233,953
	United Kingdom — 7.1%
2,058	Admiral Group plc	97,194
13,056	Airtel Africa plc(c)	56,757
13,946	Allfunds Group plc	133,955
2,312	Anglo American plc	113,407
1,980	Antofagasta plc	100,489
1,588	Associated British Foods plc	41,745
4,998	AstraZeneca plc	933,126
1,314	AstraZeneca plc	249,161
10,951	Autotrader Group plc	72,514
26,130	Aviva plc	225,282
7,366	Babcock International Group plc	93,096
9,767	BAE Systems plc	239,350
Shares		Fair Value
	United Kingdom— 7.1% (Continued)
13,907	Balfour Beatty plc	$159,972
1,671	Bank of Georgia Group plc	251,269
46,980	Barclays plc	314,805
30,800	Barratt Redrow plc	114,862
6,944	Beazley plc	118,498
3,399	Bellway plc	87,354
2,696	Berkeley Group Holdings plc(a)	125,047
126,772	BP plc	781,372
7,485	British American Tobacco plc	463,183
71,970	BT Group plc	181,560
1,635	Bunzl plc	57,058
8,926	Burberry Group plc(a)	126,097
30,738	Centrica plc	69,617
1,188	Coca-Cola Europacific Partners plc	118,744
10,000	Compass Group plc	323,093
2,293	Computacenter plc	129,837
34,171	Convatec Group plc(c)	97,447
1,507	Cranswick plc	109,820
2,119	Croda International plc	84,982
8,347	Diageo plc	168,105
1,207	Diageo plc - ADR	97,019
575	Diploma plc	54,349
18,365	Drax Group plc	185,285
4,344	Dunelm Group plc	45,348
2,569	easyJet plc	19,003
2,946	Endeavour Mining plc	147,705
2,166	Endeavour Mining plc	106,090
3,491	Frasers Group plc(a)	33,331
1,373	Fresnillo plc	50,000
666	Games Workshop Group plc	190,834
6,435	GSK plc - ADR	337,323
18,456	GSK plc	484,512
19,544	Haleon plc	90,059
1,069	Halma plc	55,874
18,488	Harbour Energy plc	52,377
3,046	Helical plc	7,771
15,526	Helios Towers plc(a)(c)	41,251
4,068	Hikma Pharmaceuticals plc	81,958
2,224	Hill & Smith Holdings plc	80,972
9,579	Hiscox Ltd.	234,709
8,363	Hochschild Mining plc	51,372
13,082	Howden Joinery Group plc	145,429
71,796	HSBC Holdings plc	1,357,579
8,114	IG Group Holdings plc	195,683
2,874	IMI plc	113,216
7,171	Imperial Brands plc	265,026
8,605	Inchcape plc	88,000
4,742	Informa plc	56,891
586	InterContinental Hotels Group plc	100,723
1,532	Intertek Group plc	117,928
11,313	Investec plc	90,028
9,592	Ithaca Energy plc	27,427
116,703	ITV plc	124,666
55,307	J Sainsbury plc	234,696
95,231	JD Sports Fashion plc	107,034
1,084	JET2 plc	18,551
5,610	Johnson Matthey plc	140,876
30,390	Kingfisher plc	114,102

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	United Kingdom— 7.1% (Continued)
33,532	Legal & General Group plc	$127,129
284,388	Lloyds Banking Group plc	416,200
608	London Stock Exchange Group plc	65,733
18,102	Marks & Spencer Group plc	89,355
22,186	Melrose Industries plc	139,894
7,296	Mondi plc	66,237
695	Morgan Sindall Group plc	45,255
1,431	National Grid plc - ADR	118,587
8,192	National Grid plc	135,113
32,773	NatWest Group plc	289,181
749	Next plc	144,511
7,467	Ninety One plc	20,879
537	NMC Health plc(a)	—
2,579	Ocado Group plc(a)	6,130
7,228	OSB Group plc	49,750
43,188	Pan African Resources plc	54,729
2,772	Pearson plc	44,050
10,353	Pennon Group plc	63,950
8,502	Persimmon plc	118,536
12,774	Premier Foods plc	34,721
3,089	Prudential plc - ADR	82,816
8,465	Prudential plc	112,430
14,053	QinetiQ Group plc	78,778
3,973	Reckitt Benckiser Group plc	258,770
7,711	RELX plc	243,699
310	RELX plc - ADR	9,818
8,093	Rentokil Initial plc	46,024
18,568	Rightmove plc	108,011
3,804	Rio Tinto plc	359,868
757	Rio Tinto plc - ADR	71,862
35,988	Rolls-Royce Holdings plc	689,861
20,899	Rotork plc	81,901
12,872	RS GROUP plc	99,356
5,394	Sage Group plc (The)	58,518
36,018	Serco Group plc	104,650
1,639	Severn Trent plc	64,164
1,712	Shell plc - ADR	132,748
53,100	Shell plc	2,063,151
2,999	Smith & Nephew plc	43,341
1,470	Smiths Group plc	49,934
3,811	Softcat plc	92,807
568	Spirax-Sarco Engineering plc	51,530
3,955	SSE plc	127,595
7,491	St James’s Place plc	120,442
12,761	Standard Chartered plc	345,082
2,924	Standard Life plc	32,323
90,900	Taylor Wimpey plc	97,271
1,692	TBC Bank Group plc	99,407
37,804	Tesco plc	230,451
1,539	TORM plc, Class A	39,724
3,013	Unilever plc - ADR	181,142
6,485	Unilever plc	390,369
5,115	United Utilities Group plc	88,753
94,790	Vodafone Group plc	125,457
1,491	Weir Group plc (The)	47,557
Shares			Fair Value
	United Kingdom— 7.1% (Continued)
4,680	Whitbread plc		$148,167
			20,991,512
	United States — 0.3%
6,487	Coeur Mining, Inc.		105,868
5,653	Coeur Mining, Inc.		92,390
2,625	International Paper Company		99,117
1,635	Neste OYJ		53,352
4,064	Sunbelt Rentals Holdings, Inc.		296,455
1,768	Sunococorp, LLC		119,640
			766,822

	Total Common Stocks (Cost $128,398,795)		188,412,026

Affiliated Registered Investment Companies — 35.5%
	United States — 35.5%
3,002,895	DFA Emerging Markets Core Equity 2 Portfolio, Institutional Class(e) (Cost $64,475,518)		105,281,504

		Expiration
		Date
	Warrants – 0.0%(d)
	Canada — 0.0%(d)	03/31/2040
122	Constellation Software Inc (Canada)(b)		—
	Total Warrants (Cost $–)		—

Shares			Fair Value
	Preferred Stocks — 0.2%
	Germany — 0.2%
439	Bayerische Motoren Werke A.G.		28,888
1,013	Dr Ing hc F Porsche A.G.(c)		50,544
2,620	FUCHS S.E.		114,442
1,168	Henkel A.G. & Company KGaA		98,172
2,678	Porsche Automobil Holding S.E.		82,670
126	Sartorius A.G.		33,037
872	Sixt S.E.		54,338
2,512	Volkswagen A.G.		201,400
			663,491
	Italy — 0.0%
46	Danieli & C Officine Meccaniche SpA		30,501
	Total Preferred Stocks (Cost $1,133,023)		693,992

	Total Investments at Value — 99.1%
	(Cost $194,007,336)		294,387,522
	Other Assets in Excess of Liabilities — 0.9%		2,752,818
	Total Net Assets — 100.0%		$297,140,340

The accompanying notes are an integral part of these financial statements.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

(a)	Non-income producing security.

(b)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 these securities had a total aggregate market value of $4,420,404, representing 1.5% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Affiliated company – M International Equity Fund holds in excess of 5% of outstanding voting securities of this security.

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Societe Anonyme

S.E.	- Societas Europaea

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Common Stocks — 99.3%
	Advertising & Marketing — 0.6%
1,057	AppLovin Corporation, Class A(a)	$544,598
78,014	Trade Desk, Inc. (The), Class A(a)	1,410,493
		1,955,091
	Aerospace & Defense — 1.9%
15,906	General Electric Company	5,944,549

	Asset Management — 1.8%
12,273	Ameriprise Financial, Inc.	5,630,361

	Automotive — 2.5%
18,590	Tesla, Inc.(a)	7,818,954

	Biotech & Pharma — 4.7%
13,803	AbbVie, Inc.	3,473,387
1,233	Alnylam Pharmaceuticals, Inc.(a)	371,170
5,451	Amgen, Inc.	1,973,916
5,229	Eli Lilly & Company	6,271,820
4,454	Regeneron Pharmaceuticals, Inc.	2,777,247
4,418	Sarepta Therapeutics, Inc.(a)	79,391
		14,946,931
	Chemicals — 0.1%
6,952	Celanese Corporation	319,792

	E-Commerce Discretionary — 2.3%
29,404	Amazon.com, Inc.(a)	7,008,149
13,872	Chewy, Inc., Class A(a)	272,585
		7,280,734
	Electrical Equipment — 6.3%
2,367	Acuity, Inc.	891,554
601	Advanced Energy Industries, Inc.	224,095
10,316	Amphenol Corporation, Class A	1,818,917
4,468	Bloom Energy Corporation, Class A(a)	1,352,464
1,410	Eaton Corp plc	600,829
9,884	GE Vernova, Inc.	11,612,316
1,711	Johnson Controls International plc	249,994
1,571	Keysight Technologies, Inc.(a)	549,960
1,962	nVent Electric plc	332,775
1,386	Trane Technologies plc	680,748
5,175	Vertiv Holdings Company, Class A	1,732,694
		20,046,346
	Engineering & Construction — 0.6%
702	Comfort Systems USA, Inc.	1,391,329
336	MasTec, Inc.(a)	139,796
565	Quanta Services, Inc.	406,823
		1,937,948
	Home & Office Products — 0.6%
12,266	SharkNinja, Inc.(a)	1,867,744

	Institutional Financial Services — 0.3%
5,650	Bank of New York Mellon Corporation (The)	817,047

	Internet Media & Services — 12.7%
9,130	Airbnb, Inc., Class A(a)	1,306,503
62,667	Alphabet, Inc., Class A	22,395,306
18,840	Maplebear, Inc.(a)	892,074
13,493	Meta Platforms, Inc., Class A	7,600,472
Shares		Value (Note 1)
	Internet Media & Services — 12.7% (Continued)
66,606	Netflix, Inc. (a)	$4,755,668
26,095	Pinterest, Inc., Class A(a)	548,778
1,140	Spotify Technology S.A.(a)	523,408
27,016	Uber Technologies, Inc.(a)	1,949,475
		39,971,684
	Leisure Facilities & Services — 2.4%
19,601	Chipotle Mexican Grill, Inc.(a)	666,434
65,390	Viking Holdings Ltd.(a)	6,844,371
595	Yum! Brands, Inc.	95,117
		7,605,922
	Machinery — 0.6%
1,246	Caterpillar, Inc.	1,326,865
5,299	Veralto Corporation	469,915
		1,796,780
	Medical Equipment & Devices — 0.8%
630	Align Technology, Inc.(a)	106,256
8,022	Illumina, Inc.(a)	1,410,508
586	Insulet Corporation(a)	89,219
2,002	Intuitive Surgical, Inc.(a)	796,155
		2,402,138
	Metals & Mining — 0.3%
6,306	Anglogold Ashanti plc	510,092
5,964	Hecla Mining Company	92,025
2,365	Southern Copper Corporation	412,125
		1,014,242
	Oil & Gas Producers — 0.1%
808	Murphy USA, Inc.	435,407

	Oil & Gas Services & Equipment — 0.2%
6,137	Weatherford International plc	500,166

	Retail - Consumer Staples — 2.4%
4,068	Costco Wholesale Corporation	3,805,492
20,910	Five Below, Inc.(a)	3,759,409
		7,564,901
	Retail - Discretionary — 1.1%
23,343	Lululemon Athletica, Inc.(a)	2,665,304
2,043	Ulta Beauty, Inc.(a)	921,352
		3,586,656
	Semiconductors — 25.8%
6,004	Advanced Micro Devices, Inc.(a)	3,487,783
460	Applied Materials, Inc.	332,580
34,285	Broadcom, Inc.	12,951,159
5,676	Coherent Corporation(a)	2,239,012
6,100	KLA Corporation	1,840,431
3,427	Lam Research Corporation	1,485,022
11,477	Micron Technology, Inc.	13,247,786
211,388	NVIDIA Corporation	42,296,625
996	Sandisk Corp(a)	2,264,635
2,501	Teradyne, Inc.	1,210,084
		81,355,117
	Software — 12.4%
8,617	Adobe, Inc.(a)	1,766,657
11,977	Atlassian Corporation, Class A(a)	931,691
6,809	Crowdstrike Holdings, Inc., Class A(a)	5,196,220
4,393	Docusign, Inc.(a)	195,137
4,027	Duolingo, Inc.(a)	463,186

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Software — 12.4% (Continued)
22,230	Fortinet, Inc.(a)	$3,414,973
18,309	Intuit, Inc.	4,778,649
45,534	Microsoft Corporation	16,985,092
1,407	Okta, Inc.(a)	191,985
10,025	Palantir Technologies, Inc., Class A(a)	1,169,617
1,805	Palo Alto Networks, Inc.(a)	615,541
5,521	Paycom Software, Inc.	693,879
844	Snowflake, Inc., Class A(a)	214,798
1,624	Tyler Technologies, Inc.(a)	474,955
10,882	Veeva Systems, Inc., Class A(a)	1,931,229
37,585	ZoomInfo Technologies, Inc., Class A(a)	110,124
		39,133,733
	Technology Hardware — 14.9%
101,427	Apple, Inc.	29,348,917
28,215	Arista Networks, Inc.(a)	4,793,164
3,414	Corning, Inc.	872,038
12,540	Everpure, Inc., Class A(a)	988,027
242	Fabrinet(a)	136,023
2,122	Jabil, Inc.	817,989
1,020	Lumentum Holdings, Inc.(a)	875,221
10,393	NetApp, Inc.	1,608,421
11,584	Western Digital Corporation	7,398,932
		46,838,732
	Technology Services — 3.1%
6,380	CoStar Group, Inc.(a)	180,682
4,888	EPAM Systems, Inc.(a)	387,863
140,317	Fiserv, Inc.(a)	6,882,549
8,099	Gartner, Inc.(a)	1,049,792
73,223	StoneCompany Ltd., Class A	793,737
5,673	Toast, Inc., Class A(a)	157,823
49,606	Western Union Company (The)	381,966
		9,834,412
	Transportation Equipment — 0.7%
18,268	Allison Transmission Holdings, Inc.	2,059,534

	Wholesale - Discretionary — 0.1%
12,642	Copart, Inc.(a)	356,378

	Total Common Stocks (Cost $254,123,913)	313,021,299

	Total Investments at Value — 99.3% (Cost $254,123,913)	313,021,299
	Other Assets in Excess of Liabilities — 0.7%	2,084,256
	Total Net Assets — 100.0%	$315,105,555

(a)	Non-income producing security.

LTD	- Limited Company

PLC	- Public Limited Company

S.A	- Société Anonyme

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Common Stocks — 98.2%
	Aerospace & Defense — 7.5%
10,432	AAR Corporation(a)	$1,491,046
10,995	AeroVironment, Inc.(a)	1,814,945
25,189	ATI, Inc.(a)	4,964,752
3,457	Curtiss-Wright Corporation	2,619,576
35,386	FTAI Aviation Ltd.	9,572,974
13,559	Hexcel Corporation	1,356,714
35,149	Intuitive Machines, Inc.(a)	751,837
37,765	StandardAero, Inc.(a)	1,129,551
		23,701,395
	Asset Management — 1.5%
25,332	Carlyle Group, Inc. (The)	1,066,731
25,243	Etoro Group Ltd.(a)	996,341
284,405	FTAI Infrastructure, Inc.	1,319,639
44,007	Voyager Technologies, Inc.(a)	1,419,226
		4,801,937
	Automotive — 1.7%
94,104	Aurora Innovation, Inc.(a)	641,789
39,500	Gentherm, Inc.(a)	1,347,345
730,662	indie Semiconductor, Inc., Class A(a)	3,280,673
		5,269,807
	Banking — 4.8%
36,294	Citizens Financial Group, Inc.	2,543,121
70,883	Eastern Bankshares, Inc.	1,576,438
90,621	First BanCorp	2,362,489
17,590	Popular, Inc.	2,887,926
55,749	Seacoast Banking Corp of Florida	1,853,654
19,128	Triumph Financial, Inc.(a)	1,459,658
16,129	Wintrust Financial Corporation	2,592,253
		15,275,539
	Beverages — 0.2%
25,697	Celsius Holdings, Inc.(a)	752,408

	Biotech & Pharma — 5.7%
18,864	Alkermes plc(a)	988,379
24,399	Bridgebio Pharma, Inc.(a)	1,817,238
90,740	Elanco Animal Health, Inc.(a)	2,233,112
13,485	Halozyme Therapeutics, Inc.(a)	1,055,471
22,722	Insmed, Inc.(a)	2,422,620
8,156	Jazz Pharmaceuticals plc(a)	1,965,351
9,387	Palvella Therapeutics, Inc.(a)	1,434,521
8,072	Revolution Medicines, Inc.(a)	1,511,724
46,747	Ultragenyx Pharmaceutical, Inc.(a)	1,560,882
3,345	United Therapeutics Corporation(a)	1,812,421
36,861	UroGen Pharma Ltd.(a)	1,356,485
		18,158,204
	Chemicals — 0.9%
7,796	Albemarle Corporation	1,052,694
29,276	Ashland, Inc.	1,928,996
		2,981,690
	Commercial Support Services — 0.3%
17,010	GXO Logistics, Inc.(a)	862,407

	Construction Materials — 2.0%
16,900	Eagle Materials, Inc.	3,802,500
100,006	James Hardie Industries plc(a)	2,618,157
		6,420,657
Shares		Value (Note 1)
	Consumer Services — 1.0%
44,614	Perdoceo Education Corporation	$1,427,648
20,721	Stride, Inc.(a)	1,786,979
		3,214,627
	Electrical Equipment — 4.2%
19,094	Atmus Filtration Technologies, Inc.	973,603
47,924	Cognex Corporation	3,470,656
5,431	Hubbell, Inc.	2,841,499
46,423	Mirion Technologies, Inc.(a)	832,365
12,493	Modine Manufacturing Company(a)	3,335,881
14,366	Nextpower, Inc., Class A(a)	1,711,565
		13,165,569
	Engineering & Construction — 2.2%
34,471	Granite Construction, Inc.	5,449,176
14,809	Primoris Services Corporation	1,467,868
		6,917,044
	Food — 1.1%
41,888	Darling Ingredients, Inc.(a)	2,287,922
26,511	Lamb Weston Holdings, Inc.	1,144,745
		3,432,667
	Health Care Facilities & Services — 3.5%
98,222	Acadia Healthcare Company, Inc.(a)	2,900,496
7,900	Charles River Laboratories International, Inc.(a)	1,791,641
2,052	Chemed Corporation	955,698
28,547	HealthEquity, Inc.(a)	2,578,365
15,842	ICON plc(a)	2,751,914
		10,978,114
	Home Construction — 1.1%
16,618	Champion Homes, Inc.(a)	1,464,378
12,505	M/I Homes, Inc.(a)	2,010,679
		3,475,057
	Industrial Intermediate Prod — 0.8%
12,726	Mueller Industries, Inc.	1,564,407
2,892	Standex International Corporation	1,034,382
		2,598,789
	Industrial Reit — 0.5%
44,400	STAG Industrial, Inc.	1,689,864

	Industrial Support Services — 0.2%
64,901	Fermi, Inc.(a)	594,493

	Insurance — 2.7%
5,314	Everest Group Ltd.	1,898,320
15,870	Lemonade, Inc.(a)	1,032,344
979	Markel Group, Inc.(a)	1,911,997
22,950	Selective Insurance Group, Inc.	2,226,379
20,811	W R Berkley Corporation	1,467,800
		8,536,840
	Leisure Facilities & Services — 1.0%
56,850	DraftKings, Inc.(a)	1,436,031
33,795	Planet Fitness, Inc., Class A(a)	1,763,085
		3,199,116
	Leisure Products — 0.7%
21,868	LCI Industries	2,315,384

	Machinery — 2.8%
13,542	AGCO Corporation	1,620,977
14,655	Donaldson Company, Inc.	1,315,579

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Machinery — 2.8% (Continued)
20,686	Flowserve Corporation	$1,534,074
12,597	Regal Rexnord Corporation	3,000,480
29,898	Symbotic, Inc.(a)	1,343,915
		8,815,025
	Medical Equipment & Devices — 6.8%
249,740	Avantor, Inc.(a)	2,472,426
40,255	Cooper Companies, Inc. (The)(a)	2,886,686
17,854	Insulet Corporation(a)	2,718,272
20,586	IRhythm Holdings, Inc.(a)	2,448,705
6,269	Natera, Inc.(a)	1,701,720
28,055	Revvity, Inc.	3,121,399
6,097	STERIS plc	1,283,845
59,134	Tandem Diabetes Care, Inc.(a)	892,332
23,336	TransMedics Group, Inc.(a)	1,549,977
51,271	Vericel Corporation(a)	2,281,047
		21,356,409
	Metals & Mining — 0.4%
22,324	MP Materials Corporation(a)	1,250,367

	Oil & Gas Producers — 2.0%
9,286	Gulfport Energy Corporation(a)	1,575,834
164,938	Permian Resources Corporation, Class A	3,036,509
44,228	Range Resources Corporation	1,644,839
		6,257,182
	Oil & Gas Services & Equipment — 2.0%
68,267	Liberty Energy, Inc., CLASS A	1,787,913
113,227	TETRA Technologies, Inc.(a)	1,282,862
37,973	Weatherford International plc	3,094,799
		6,165,574
	Residential Reit — 0.4%
69,623	Independence Realty Trust, Inc.	1,162,008

	Retail - Consumer Staples — 0.7%
26,705	BJ’s Wholesale Club Holdings, Inc.(a)	2,329,210

	Retail - Discretionary — 1.2%
42,063	Builders FirstSource, Inc.(a)	3,763,797

	Semiconductors — 11.8%
23,845	Allegro MicroSystems, Inc.(a)	1,660,089
9,508	Astera Labs, Inc.(a)	4,592,554
4,631	Coherent Corporation(a)	1,826,791
19,814	Entegris, Inc.	3,563,746
31,262	Lattice Semiconductor Corporation(a)	4,781,835
10,464	MACOM Technology Solutions Holdings, Inc.(a)	3,980,192
5,773	MKS, Inc.	2,567,830
3,133	Onto Innovation, Inc.(a)	1,185,684
28,049	Qorvo, Inc.(a)	2,616,130
2,701	SiTime Corporation(a)	2,013,758
15,879	Synaptics, Inc.(a)	1,972,648
5,120	Teradyne, Inc.	2,477,261
15,118	Ultra Clean Holdings, Inc.(a)	2,155,676
21,541	Universal Display Corporation	1,865,235
		37,259,429
	Software — 3.6%
297,540	ACV Auctions, Inc., Class A(a)	2,139,312
17,329	Akamai Technologies, Inc.(a)	2,048,461
Shares		Value (Note 1)
	Software — 3.6% (Continued)
9,605	Guidewire Software, Inc.(a)	$1,181,895
7,312	MongoDB, Inc.(a)	2,456,101
17,409	Okta, Inc.(a)	2,375,458
24,567	Procore Technologies, Inc.(a)	997,912
		11,199,139
	Specialty Finance — 1.1%
24,173	Better Home & Finance Holding Company(a)	664,758
25,706	Circle Internet Group, Inc.(a)	1,609,967
16,799	First American Financial Corporation	1,152,243
		3,426,968
	Steel — 2.6%
11,100	Carpenter Technology Corporation	6,846,924
50,517	Ryerson Holding Corporation	1,243,223
		8,090,147
	Technology Hardware — 7.5%
16,444	Applied Optoelectronics, Inc.(a)	2,436,343
15,560	Dolby Laboratories, Inc., Class A	818,145
44,245	Everpure, Inc., Class A(a)	3,486,064
43,092	Flex Ltd.(a)	6,983,920
14,994	Jabil, Inc.	5,779,887
15,796	Sanmina Corporation(a)	3,997,652
		23,502,011
	Technology Services — 2.6%
59,859	Amentum Holdings, Inc.(a)	1,237,285
2,473	CACI International, Inc., Class A(a)	1,145,642
12,036	EPAM Systems, Inc.(a)	955,057
11,890	Equifax, Inc.	1,887,181
36,886	KBR, Inc.	1,273,673
22,913	TransUnion	1,652,944
		8,151,782
	Telecommunications — 0.3%
59,256	Cogent Communications Holdings, Inc.	822,473

	Transportation & Logistics — 8.8%
65,633	Alaska Air Group, Inc.(a)	3,426,043
29,636	Allegiant Travel Company(a)	3,485,194
72,574	Heartland Express, Inc.	1,104,576
23,736	Kirby Corporation(a)	3,227,384
55,492	Knight-Swift Transportation Holdings, Inc.	4,321,162
129,226	RXO, Inc.(a)	3,565,345
7,163	Saia, Inc.(a)	3,016,769
27,929	XPO, Inc.(a)	5,733,544
		27,880,017

	Total Common Stocks (Cost $217,002,653)	309,773,146

	Total Investments at Value — 98.2% (Cost $217,002,653)	309,773,146
	Other Assets in Excess of Liabilities — 1.8%	5,660,757
	Total Net Assets — 100.0%	$315,433,903

(a)	Non-income producing security.

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Common Stocks — 97.6%
	Aerospace & Defense — 0.9%
4,700	General Dynamics Corporation	$1,664,928
4,100	Textron, Inc.	376,093
		2,041,021
	Apparel & Textile Products — 0.4%
1,900	Deckers Outdoor Corporation(a)	188,651
4,200	Tapestry, Inc.	614,796
		803,447
	Asset Management — 1.7%
100	Affiliated Managers Group, Inc.	33,840
1,670	Ameriprise Financial, Inc.	766,129
17,200	Charles Schwab Corporation (The)	1,587,044
4,500	Invesco Ltd.	118,755
3,600	Raymond James Financial, Inc.	547,308
2,100	Stifel Financial Corporation	146,517
3,300	T Rowe Price Group, Inc.	375,177
		3,574,770
	Automotive — 1.5%
4,400	BorgWarner, Inc.	292,160
98,000	Ford Motor Company	1,362,200
19,900	General Motors Company	1,533,892
		3,188,252
	Banking — 12.5%
79,900	Bank of America Corporation	4,552,702
24,900	Citigroup, Inc.	3,485,004
6,500	Citizens Financial Group, Inc.	455,455
700	Cullen/Frost Bankers, Inc.	108,164
1,800	East West Bancorp, Inc.	232,362
210	First Citizens BancShares Inc, Class A	436,966
6,100	First Horizon Corporation	156,404
28,900	JPMorgan Chase & Company	9,459,837
12,900	KeyCorporation	297,345
2,000	M&T Bank Corporation	476,020
5,800	PNC Financial Services Group, Inc. (The)	1,428,076
700	Popular, Inc.	114,926
12,800	Regions Financial Corporation	386,560
300	SOUTHSTATE BANK CORP	29,970
15,200	Truist Financial Corporation	757,264
300	UMB Financial Corporation	42,828
18,700	US Bancorp	1,129,480
42,200	Wells Fargo & Company	3,487,408
1,000	Western Alliance Bancorp	82,200
1,400	Zions Bancorp NA	96,866
		27,215,837
	Beverages — 1.5%
3,900	Brown-Forman Corporation, Class B	103,935
2,300	Constellation Brands, Inc., Class A	319,907
1,800	Molson Coors Beverage Company, Class B	70,128
20,800	PepsiCo, Inc.	2,816,320
		3,310,290
	Biotech & Pharma — 9.7%
8,500	Amgen, Inc.	3,078,020
5,900	Exelixis, Inc.(a)	321,019
18,400	Gilead Sciences, Inc.	2,324,656
2,300	Halozyme Therapeutics, Inc.(a)	180,021
1,000	Jazz Pharmaceuticals plc(a)	240,970
32,400	Johnson & Johnson	8,228,628
24,300	Merck & Company, Inc.	3,122,550
Shares		Value (Note 1)
	Biotech & Pharma — 9.7% (Continued)
77,400	Pfizer, Inc.	$1,863,792
1,400	Regeneron Pharmaceuticals, Inc.	872,956
900	United Therapeutics Corporation(a)	487,647
23,600	Viatris, Inc.	374,768
		21,095,027
	Cable & Satellite — 0.3%
19,900	Comcast Corporation, Class A	488,545
4,600	Sirius XM Holdings, Inc.	135,884
		624,429
	Chemicals — 1.4%
2,300	Albemarle Corporation	310,569
1,700	Avery Dennison Corporation	275,995
3,400	CF Industries Holdings, Inc.	368,084
14,200	Corteva, Inc.	1,202,598
5,200	PPG Industries, Inc.	630,708
3,100	RPM International, Inc.	344,565
		3,132,519
	Construction Materials — 0.5%
800	Carlisle Companies, Inc.	290,200
6,700	CRH plc	716,900
		1,007,100
	Consumer Services — 0.1%
3,300	Service Corp International	250,668

	Containers & Packaging — 0.3%
6,700	Ball Corporation	418,080
2,700	Crown Holdings, Inc.	301,914
		719,994
	Diversified Industrials — 1.1%
12,800	3M Company	2,072,448
1,800	Dover Corporation	403,704
		2,476,152
	E-Commerce Discretionary — 2.3%
16,300	Amazon.com, Inc.(a)	3,884,942
10,800	eBay, Inc.	1,206,900
		5,091,842
	Electric Utilities — 2.4%
17,100	AES Corporation (The)	250,686
6,300	Alliant Energy Corporation	480,627
4,200	DTE Energy Company	639,954
12,700	Duke Energy Corporation	1,607,566
5,500	Evergy, Inc.	475,365
13,700	FirstEnergy Corporation	651,298
11,900	Public Service Enterprise Group, Inc.	965,804
2,200	WEC Energy Group, Inc.	256,894
		5,328,194
	Electrical Equipment — 0.3%
2,600	A O Smith Corporation	163,072
700	Acuity, Inc.	263,662
1,900	Allegion plc	266,931
		693,665
	Entertainment Content — 2.0%
5,500	Fox Corporation, Class A	286,880
43,000	Walt Disney Company (The)	4,138,750
		4,425,630
	Food — 0.9%
7,500	Hormel Foods Corporation	186,150

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Food — 0.9% (Continued)
1,400	J M Smucker Company (The)	$157,500
23,100	Mondelez International, Inc., Class A	1,336,104
6,000	Tyson Foods, Inc., Class A	343,500
		2,023,254
	Gas & Water Utilities — 0.1%
5,000	UGI Corporation	172,700

	Health Care Facilities & Services — 5.3%
4,000	Cencora, Inc.	1,131,920
3,600	Cigna Group (The)	992,448
22,000	CVS Health Corporation	2,275,900
600	DaVita, Inc.(a)	133,488
3,000	Elevance Health, Inc.	1,160,190
600	Encompass Health Corporation	60,648
5,850	HCA Healthcare, Inc.	2,280,857
2,400	Henry Schein, Inc.(a)	200,448
2,300	IQVIA Holdings, Inc.(a)	444,406
1,800	Labcorp Holdings, Inc.	504,000
1,600	McKesson Corporation	1,208,960
2,400	Quest Diagnostics, Inc.	508,680
1,800	Tenet Healthcare Corporation(a)	336,744
1,300	Universal Health Services, Inc., Class B	193,297
		11,431,986
	Home Construction — 1.3%
7,100	DR Horton, Inc.	1,156,448
4,800	Masco Corporation	390,576
30	NVR, Inc.(a)	204,402
4,700	PulteGroup, Inc.	644,887
2,200	Toll Brothers, Inc.	362,450
		2,758,763
	Household Products — 1.5%
22,700	Procter & Gamble Company (The)	3,328,728

	Industrial Intermediate Prod — 0.1%
2,200	Mueller Industries, Inc.	270,446

	Industrial Support Services — 0.2%
3,900	Core & Main, Inc., Class A(a)	188,175
2,700	U-Haul Holding Company	155,790
		343,965
	Institutional Financial Services — 6.3%
11,600	Bank of New York Mellon Corporation (The)	1,677,476
100	Evercore, Inc., Class A	34,144
5,050	Goldman Sachs Group, Inc. (The)	5,107,419
25,900	Morgan Stanley	5,414,136
3,400	Northern Trust Corporation	591,056
2,000	SEI Investments Company	175,420
5,000	State Street Corporation	848,000
		13,847,651
	Insurance — 6.2%
9,500	Aflac, Inc.	1,113,875
3,100	Allstate Corporation (The)	737,614
1,000	American Financial Group Inc	139,940
10,200	American International Group, Inc.	760,206
2,000	Aon plc, Class A	663,380
5,100	Arch Capital Group Ltd.(a)	495,006
800	Assurant, Inc.	214,824
1,300	Axis Capital Holdings Ltd.	139,672
Shares		Value (Note 1)
	Insurance — 6.2% (Continued)
4,000	Chubb Ltd.	$1,362,960
2,600	Cincinnati Financial Corporation	481,364
800	Everest Group Ltd.	285,784
900	Globe Life, Inc.	160,812
5,100	Hartford Insurance Group, Inc. (The)	675,852
3,700	Loews Corporation	418,877
160	Markel Group, Inc.(a)	312,482
12,000	MetLife, Inc.	1,015,320
4,300	Old Republic International Corporation	175,956
500	Primerica, Inc.	142,100
3,900	Principal Financial Group, Inc.	420,342
2,000	Progressive Corporation (The)	436,900
5,100	Prudential Financial, Inc.	550,443
900	Reinsurance Group of America, Inc.	191,385
800	RenaissanceRe Holdings Ltd.	253,520
4,000	Travelers Companies, Inc. (The)	1,320,480
2,900	Unum Group	259,260
6,575	W R Berkley Corporation	463,734
1,500	Willis Towers Watson plc	392,055
		13,584,143
	Internet Media & Services — 1.1%
2,700	Expedia Group, Inc.	690,876
1,400	Maplebear, Inc.(a)	66,290
5,100	Match Group, Inc.	194,055
2,600	Meta Platforms, Inc., Class A	1,464,554
		2,415,775
	Leisure Facilities & Services — 1.0%
2,700	Darden Restaurants, Inc.	556,227
9,000	Las Vegas Sands Corporation	415,710
3,600	Royal Caribbean Cruises Ltd.	1,143,108
		2,115,045
	Leisure Products — 0.1%
2,300	Hasbro, Inc.	189,957

	Machinery — 0.8%
1,700	AGCO Corporation	203,490
16,800	CNH Industrial N.V.	188,664
1,700	Flowserve Corporation	126,072
1,400	Oshkosh Corporation	214,872
1,500	Regal Rexnord Corporation	357,285
1,200	Snap-on, Inc.	482,880
2,300	Toro Company (The)	224,066
		1,797,329
	Medical Equipment & Devices — 1.6%
400	Bio-Rad Laboratories, Inc., Class A(a)	117,444
2,600	Cooper Companies, Inc. (The)(a)	186,446
6,200	GE HealthCare Technologies, Inc.	396,862
1,500	Globus Medical, Inc., Class A(a)	118,515
26,100	Medtronic plc	2,041,803
1,000	Revvity, Inc.	111,260
2,400	Solventum Corporation(a)	185,160
4,100	Zimmer Biomet Holdings, Inc.	352,969
		3,510,459
	Metals & Mining — 1.1%
5,500	Alcoa Corporation	286,770
21,600	Newmont Corporation	2,017,440
		2,304,210

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Value (Note 1)
	Oil & Gas Producers — 8.0%
11,400	Antero Midstream Corporation	$259,350
6,700	Antero Resources Corporation(a)	235,438
8,700	APA Corporation	283,359
16,500	ConocoPhillips	1,715,340
7,100	Diamondback Energy, Inc.	1,248,038
11,200	EOG Resources, Inc.	1,452,976
52,500	Exxon Mobil Corporation	7,177,800
4,300	HF Sinclair Corporation	299,495
54,400	Kinder Morgan, Inc.	1,739,168
4,000	Marathon Petroleum Corporation	1,022,680
300	Murphy USA, Inc.	161,661
9,900	Phillips 66	1,673,595
5,800	Range Resources Corporation	215,702
		17,484,602
	Oil & Gas Services & Equipment — 0.3%
20,200	Halliburton Company	685,790

	Publishing & Broadcasting — 0.1%
9,100	News Corporation, Class A	225,953

	Real Estate Services — 0.1%
800	Jones Lang LaSalle, Inc.(a)	247,960

	Renewable Energy — 0.2%
2,200	First Solar, Inc.(a)	519,112

	Retail - Consumer Staples — 1.5%
1,700	BJ’s Wholesale Club Holdings, Inc.(a)	148,274
3,000	Dollar General Corporation	345,330
4,200	Dollar Tree, Inc.(a)	507,990
13,700	Kroger Company (The)	760,761
10,700	Target Corporation	1,397,527
		3,159,882
	Retail - Discretionary — 1.7%
5,100	Best Buy Company, Inc.	386,988
300	Dillard’s, Inc., Class A	158,526
4,300	GameStop Corporation, Class A(a)	94,944
9,100	Gap, Inc. (The)	169,988
12,300	Lowe’s Companies, Inc.	2,712,027
1,500	Penske Automotive Group, Inc.	268,425
		3,790,898
	Semiconductors — 3.1%
15,000	Intel Corporation(a)	2,094,450
25,600	QUALCOMM, Inc.	4,730,624
600	Skyworks Solutions, Inc.	40,680
		6,865,754
	Software — 2.3%
13,500	Microsoft Corporation	5,035,770

	Specialty Finance — 1.5%
3,600	Ally Financial, Inc.	165,420
6,900	American Express Company	2,333,925
3,800	Fidelity National Financial, Inc.	179,208
6,800	Synchrony Financial	517,140
		3,195,693
	Steel — 0.7%
5,500	Nucor Corporation	1,225,125
Shares		Value (Note 1)
	Steel — 0.7% (Continued)
1,000	Reliance, Inc.	$373,600
		1,598,725
	Technology Hardware — 3.2%
19,900	Apple, Inc.	5,758,264
200	Arrow Electronics, Inc.(a)	42,682
4,600	NetApp, Inc.	711,896
1,900	TD SYNNEX Corporation	507,946
		7,020,788
	Technology Services — 0.4%
6,700	Block, Inc.(a)	509,200
400	CACI International, Inc., Class A(a)	185,304
600	Corpay, Inc.(a)	199,962
		894,466
	Telecommunications — 3.5%
126,000	AT&T, Inc.	2,608,200
10,700	T-Mobile US, Inc.	1,794,711
73,900	Verizon Communications, Inc.	3,128,926
		7,531,837
	Tobacco & Cannabis — 1.3%
40,700	Altria Group, Inc.	2,928,365

	Transportation & Logistics — 2.7%
10,600	Delta Air Lines, Inc.	992,796
5,900	FedEx Corporation	1,847,467
400	Ryder System, Inc.	105,508
7,700	United Airlines Holdings, Inc.(a)	1,047,123
17,700	United Parcel Service, Inc., Class B	1,902,750
		5,895,644
	Transportation Equipment — 0.1%
1,100	Allison Transmission Holdings, Inc.	124,014

	Wholesale - Consumer Staples — 0.4%
11,300	Sysco Corporation	944,454

	Total Common Stocks (Cost $164,438,038)	213,222,955

Shares		Value (Note 1)
	Exchange-Traded Fund — 1.7%
	Equity — 1.7%
15,700	iShares Russell 1000 Value ETF	3,806,151

	Total Exchange Traded Fund (Cost $3,674,148)	3,806,151

	Total Investments — 99.3% (Cost $168,112,186)	217,029,106
	Other Assets in Excess of Liabilities — 0.7%	1,570,546
	Total Net Assets — 100.0%	$218,599,652

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

M Funds
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	M International	M Large Cap	M Capital	M Large Cap
	Equity Fund	Growth Fund	Appreciation Fund	Value Fund
ASSETS
Unaffiliated investments at cost	$129,531,818	$254,123,913	$217,002,653	$168,112,186
Affiliated investments at cost	64,475,518	—	—	—
Unaffiliated investments at value	$189,106,018	$313,021,299	$309,773,146	$217,029,106
Affiliated investments at value	105,281,504	—	—	—
Cash held at custodian	1,088,801	2,366,899	5,993,820	1,575,961
Foreign currency at fair value (Cost $547,499, $0, $0 and $0)	542,630	—	—	—
Receivable for investments sold	533,115	—	1,718,879	—
Receivable for Fund shares sold	367,570	43,622	434	28,146
Dividends and interest receivable	1,556,975	32,986	85,434	193,851
Foreign currency receivable	323,949	—	—
TOTAL ASSETS	298,800,562	315,464,806	317,571,713	218,827,064

LIABILITIES
Foreign currency Payable	323,450	—	—	—
Payable for investments purchased	346,916	—	1,420,794	—
Payable for Fund shares repurchased	717,159	961	220,570	36
Management fees payable	116,212	206,604	345,221	143,949
Payable to related parties	32,360	16,787	45,078	1,150
Accrued expenses and other liabilities	124,125	134,899	106,147	82,277
TOTAL LIABILITIES	1,660,222	359,251	2,137,810	227,412
NET ASSETS	$297,140,340	$315,105,555	$315,433,903	$218,599,652

NET ASSETS CONSISTS OF
Paid in capital	$229,896,657	$217,115,281	$197,329,393	$148,780,075
Total distributable earnings	67,243,683	97,990,274	118,104,510	69,819,577
NET ASSETS	$297,140,340	$315,105,555	$315,433,903	$218,599,652

PRICING OF SHARES:
Fund
Net Assets	$297,140,340	$315,105,555	$315,433,903	$218,599,652
Shares of beneficial interest outstanding (a)	14,844,153	10,565,228	10,315,039	11,570,290
Net Asset Value, offering and redemption price per share	$20.02	$29.82	$30.58	$18.89

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

The accompanying notes are an integral part of these financial statements.

M Funds
Statements of Operations (Unaudited)
June 30, 2026

	M International	M Large Cap	M Capital	M Large Cap
	Equity Fund	Growth Fund	Appreciation Fund	Value Fund
INVESTMENT INCOME
Dividends	$4,321,196	$891,770	$814,011	$2,304,705
Affiliated dividend income	159,087	—	—	—
Interest	5,583	8,617	26,631	6,028
Less: Foreign dividend withholding taxes	(424,829)	57	(10,922)	148
Securities lending income - net	8,347	416	2,207	1,129
Other Income	—	5,394	—	—
TOTAL INVESTMENT INCOME	4,069,384	906,254	831,927	2,312,010

EXPENSES
Investment advisor fees	186,074	281,804	499,552	194,304
Administrative fees	234,402	350,907	602,456	235,409
Insurance expense	133,478	153,097	129,566	96,478
Custodian fees	43,709	13,096	16,974	7,667
Accounting fees	36,741	26,855	21,278	16,606
Trustees fees and expenses	12,988	15,178	11,982	8,688
Audit fees	8,217	7,011	7,011	7,011
Transfer agent fees	7,527	7,376	8,093	7,580
Chief compliance officer fees	7,084	7,192	5,744	4,176
Printing fees	6,259	6,550	5,659	4,376
Legal fees	4,254	4,905	3,747	2,738
Other expenses	28,107	31,684	25,436	19,417
NET EXPENSES	708,878	905,655	1,337,498	604,450

NET INVESTMENT INCOME (LOSS)	3,360,506	599	(505,571)	1,707,560

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	2,613,345	39,390,547	31,059,498	19,346,488
Affiliated investments (See Note 4)	421,019	—	—	—
Foreign currency transactions	11,253	—	—	(2)
Net realized gain (loss)	3,045,617	39,390,547	31,059,498	19,346,486
Net change in unrealized appreciation (depreciation) on:
Investments	10,617,701	(35,254,893)	33,680,461	1,715,788
Affiliated investments (See Note 4)	17,331,404	—	—
Foreign currency translations	(31,862)	—	—	—
Net change in unrealized appreciation (depreciation)	27,917,243	(35,254,893)	33,680,461	1,715,788

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	30,962,860	4,135,654	64,739,959	21,062,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,323,366	$4,136,253	$64,234,388	$22,769,834

The accompanying notes are an integral part of these financial statements.

M Funds
Statements of Changes in Net Assets

	M International Equity Fund		M Large Cap Growth Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)	$3,360,506	$6,761,055	$599	$(380,068)
Net realized gain on investments and foreign currency transactions	3,045,617	21,729,117	39,390,547	79,170,420
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	27,917,243	44,631,653	(35,254,893)	(25,955,097)
Net increase in net assets resulting from operations	34,323,366	73,121,825	4,136,253	52,835,255

DISTRIBUTIONS TO SHAREHOLDERS
Fund Class	—	(6,863,809)	(4,043,081)	(78,176,274)
Net decrease in net assets from distributions	—	(6,863,809)	(4,043,081)	(78,176,274)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,266,149	26,633,224	11,609,035	19,077,960
Value of shares issued on reinvestment of distributions	—	6,863,809	4,043,081	78,176,274
Value of shares redeemed	(14,033,898)	(88,503,195)	(12,429,771)	(42,207,952)
Net increase (decrease) from shares of beneficial interest	2,232,251	(55,006,162)	3,222,345	55,046,282

NET INCREASE IN NET ASSETS	36,555,617	11,251,854	3,315,517	29,705,263

NET ASSETS
Beginning of period/year	260,584,723	249,332,869	311,790,038	282,084,775
End of period/year	$297,140,340	$260,584,723	$315,105,555	$311,790,038

The accompanying notes are an integral part of these financial statements.

M Funds
Statements of Changes in Net Assets

	M Capital Appreciation Fund		M Large Cap Value Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)	$(505,571)	$(687,199)	$1,707,560	$2,997,410
Net realized gain on investments and foreign currency transactions	31,059,498	44,786,366	19,346,486	11,742,541
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	33,680,461	(4,830,159)	1,715,788	11,600,958
Net increase in net assets resulting from operations	64,234,388	39,269,008	22,769,834	26,340,909

DISTRIBUTIONS TO SHAREHOLDERS
Fund Class	(3,291,855)	(37,816,799)	(2,021,800)	(13,529,524)
Net decrease in net assets from distributions	(3,291,855)	(37,816,799)	(2,021,800)	(13,529,524)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,491,096	20,463,464	19,644,826	19,896,534
Value of shares issued on reinvestment of distributions	3,291,855	37,816,799	2,021,800	13,529,524
Value of shares redeemed	(17,951,091)	(50,070,531)	(7,974,800)	(16,370,229)
Net increase from shares of beneficial interest	12,831,860	8,209,732	13,691,826	17,055,829

NET INCREASE IN NET ASSETS	73,774,393	9,661,941	34,439,860	29,867,214

NET ASSETS
Beginning of period/year	241,659,510	231,997,569	184,159,792	154,292,578
End of period/year	$315,433,903	$241,659,510	$218,599,652	$184,159,792

The accompanying notes are an integral part of these financial statements.

M Funds
Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

	M International Equity Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$17.68		$13.71	$13.59	$12.06	$14.45	$13.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23		0.41	0.37	0.37	0.37	0.32
Net realized and unrealized gain/(loss) on investments	2.11		4.04	0.17	1.56	(2.41)	1.15
Total income/(loss) from investment operations	2.34		4.45	0.54	1.93	(2.04)	1.47

DISTRIBUTIONS
From net investment income	—		(0.48)	(0.42)	(0.40)	(0.35)	(0.35)
Return of capital	—		—	—	—	—	(0.00	) (b)
Total distributions	—		(0.48)	(0.42)	(0.40)	(0.35)	(0.35)
NET ASSET VALUE, END OF PERIOD/YEAR	$20.02		$17.68	$13.71	$13.59	$12.06	$14.45

TOTAL RETURN(c)	13.24	% (e)	32.44%	3.96%	16.00%	(14.16)%	11.05%
Net assets, at end of period/year (000s)	$297,140		$260,585	$249,333	$232,710	$206,628	$243,721
Gross expenses to average daily net assets by investment advisor (c)	N/A		N/A	0.61%	0.65%	0.63%	0.58%
Net expenses to average daily net assets by investment advisor (c)	0.50	% (f)	0.54%	0.59%	0.57%	0.56%	0.57%

Net investment loss to average daily net assets (d)	2.38	% (f)	2.56%	2.62%	2.82%	2.89%	2.20%
PORTFOLIO TURNOVER RATE	25	% (e)	10%	21%	23%	18%	9%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

M Funds
Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

	M Large Cap Growth Fund
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$29.81		$33.11		$29.06	$23.19	$33.87	$33.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.00		(0.05)		(0.14)	(0.07)	(0.05)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.40		6.55		7.58	7.48	(8.58)	7.32
Total income/(loss) from investment operations	0.40		6.50		7.44	7.41	(8.63)	7.18

DISTRIBUTIONS
From net realized gain on investments	(0.39)		(9.80)		(3.39)	(1.54)	(2.05)	(6.79)
Total distributions	(0.39)		(9.80)		(3.39)	(1.54)	(2.05)	(6.79)
NET ASSET VALUE, END OF PERIOD/YEAR	$29.82		$29.81		$33.11	$29.06	$23.19	$33.87

TOTAL RETURN(b)	1.33	% (d)	19.61%		25.50%	32.04%	(25.41)%	21.49%
Net assets, at end of period/year (000s)	$315,106		$311,790		$282,085	$242,100	$201,244	$273,085
Net expenses to average daily net assets by investment advisor (c)	0.59	% (e)	0.64%		0.74%	0.77%	0.76%	0.75%

Net investment loss to average daily net assets (c)	0.00	% (e)	(0.13)%		(0.40)%	(0.26)%	(0.19)%	(0.37)%
PORTFOLIO TURNOVER RATE	38	% (d)	110	% (f)	41%	32%	37%	32%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(c)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund

(d)	Not annualized.

(e)	Annualized.

(f)	The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund’s sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Funds
Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

	M Capital Appreciation Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$24.53		$24.58	$24.43	$21.14	$28.30	$28.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	(0.05)		(0.08)	(0.07)	(0.07)	(0.08)	(0.15)
Net realized and unrealized gain/(loss) on investments	6.42		4.56	2.49	5.06	(5.11)	5.24
Total income/(loss) from investment operations	6.37		4.48	2.42	4.99	(5.19)	5.09

DISTRIBUTIONS
From net investment income	—		(0.26)	(0.53)	(0.11)	—	—
From net realized gain on investments	(0.32)		(4.27)	(1.74)	(1.59)	(1.97)	(5.56)
Total distributions	(0.32)		(4.53)	(2.27)	(1.70)	(1.97)	(5.56)
NET ASSET VALUE, END OF PERIOD/YEAR	$30.58		$24.53	$24.58	$24.43	$21.14	$28.30
TOTAL RETURN(b)	26.01	% (d)	18.06%	9.94%	23.56%	(18.14)%	17.74%
Net assets, at end of period/year (000s)	$315,434		$241,660	$231,998	$227,952	$188,030	$232,758
Net expenses to average daily net assets by investment advisor (c)	0.96	% (e)	0.99%	0.98%	1.02%	1.05%	1.04%

Net investment loss to average daily net assets (c)	(0.37	)% (e)	(0.31)%	(0.29)%	(0.28)%	(0.34)%	(0.46)%
PORTFOLIO TURNOVER RATE	15	% (d)	46%	36%	31%	27%	38%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(c)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

M Funds
Financial Highlights

For a Share Outstanding Throughout the Years or Period Presented

	M Large Cap Value Fund
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$17.04		$15.68	$14.67	$14.15	$15.39	$12.02
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15		0.31	0.32	0.31	0.31	0.24
Net realized and unrealized gain/(loss) on investments	1.88		2.40	2.40	0.75	(0.55)	3.37
Total income/(loss) from investment operations	2.03		2.71	2.72	1.06	(0.24)	3.61

DISTRIBUTIONS
From net investment income	—		(0.30)	(0.32)	(0.32)	(0.31)	(0.24)
From net realized gain on investments	(0.18)		(1.05)	(1.39)	(0.22)	(0.69)	—
Total distributions	(0.18)		(1.35)	(1.71)	(0.54)	(1.00)	(0.24)

NET ASSET VALUE, END OF PERIOD/YEAR	$18.89		$17.04	$15.68	$14.67	$14.15	$15.39
TOTAL RETURN (b)	11.89	% (d)	17.31%	18.63%	7.61%	(1.45)%	30.01%
Net assets, at end of period/year (000s)	$218,600		$184,160	$154,293	$135,230	$131,956	$135,006
Net expenses to average daily net assets by investment advisor (c)	0.60	% (e)	0.61%	0.63%	0.65%	0.63%	0.65%

Net investment loss to average daily net assets (c)	1.70	% (e)	1.84%	1.94%	2.21%	2.08%	1.67%
PORTFOLIO TURNOVER RATE	27	% (d)	58%	48%	48%	48%	61%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

M Funds
Notes to Financial Statements (Unaudited)
June 30, 2026

1.	ORGANIZATION

Effective after the close of business on April 24, 2026, the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to the close of business on April 24, 2026, each Fund was a series of M Fund, Inc. (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”). The Predecessor M International Equity Fund, Predecessor M Large Cap Growth Fund and Predecessor M Capital Appreciation Fund each commenced operations on January 4, 1996. The Predecessor M Large Cap Value Fund commenced operations on February 1, 2002.

M International Equity Fund and M Capital Appreciation Fund are diversified investment portfolios, while M Large Cap Growth Fund and M Large Cap Value Fund are non-diversified investment portfolios.

The Predecessor Funds were reorganized after the close of business on April 24, 2026, from a series of M Fund, Inc. (the “Corporation”), a Maryland corporation, to a series of Northern Lights Fund Trust II, a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named Predecessor Fund managed by M Financial Investment Advisers, Inc. (the “Adviser”), a wholly-owned subsidiary of M Financial Holdings Incorporated (“M Financial Group”), that was a series of the Corporation. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of a Predecessor Fund received shares of the corresponding Fund equivalent in value to the outstanding shares of the Predecessor Fund in exchange for the Predecessor Fund’s assets and the assumption by the Fund of the Predecessor Fund’s liabilities.

The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Each Fund offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Group and are issued by certain life insurance companies.

M International Equity Fund

The Fund’s investment objective is to seek long-term capital appreciation. To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (“Dimensional”), as the Fund’s sub-adviser, implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by Dimensional’s research, while balancing risk through broad diversification across companies and sectors. Dimensional’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of the Fund, Dimensional defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional’s Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the DFA Emerging Markets Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (the “Underlying Fund”or the “DFA Portfolio”). The Underlying Fund is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this semi-annual report, it is anticipated that a significant portion of the Fund’s assets will be invested indirectly through the Underlying Fund.

The Fund’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

Dimensional may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days’ notice. The Fund may invest up to 40% of its total assets in emerging markets. This exposure is achieved through the Fund’s investment in the DFA Portfolio. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund’s investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

The Fund’s investment objective is to seek long-term capital appreciation, achieved by Federated MDTA LLC (“Federated”), as the Fund’s sub-adviser.

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization (“large-cap”) securities. The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment strategy of Federated, the Fund’s sub-adviser, utilizes a large-cap growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. Federated considers a company to be large-cap if it falls within the market capitalization range of the Russell 1000® Growth Index. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare.

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Federated implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large-cap securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days’ notice.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

M Capital Appreciation Fund

The Fund’s investment objective is to seek long-term capital appreciation. M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund’s sub-adviser, Frontier Capital Management Company, LLC (“Frontier”), seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier’s philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company’s market capitalization.

M Large Cap Value Fund

The Fund’s investment objective is to seek long-term capital appreciation. M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC (“Brandywine”), the Fund’s sub-adviser, defines “large capitalization” companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days’ notice.

The Fund invests primarily in equity securities that, in Brandywine’s opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine’s systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock’s price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Porfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated M Financial Investment Advisers, Inc. (“MFIA” or the “Adviser”), the investment adviser to the Funds, as the Funds’ Valuation Designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Fund’s investments Ameasured at fair value:

M International Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,503,912	$160,902,227	$5,887	$188,412,026
Affiliated Registered Investment Companies	105,281,504	—	—	105,281,504
Preferred Stocks	693,992	—	—	693,992
Warrants	—	—	—	—
Total	$133,479,408	$160,902,227	$5,887	$294,387,522

M Large Cap Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$313,021,299	$—	$—	$313,021,299
Total	$313,021,299	$—	$—	$313,021,299

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

M Capital Appreciation Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$309,773,146	$—	$—	$309,773,146
Total	$309,773,146	$—	$—	$309,773,146

M Large Cap Value Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$213,222,955	$—	$—	$213,222,955
Exchange-Traded Funds	3,806,151	—	—	3,806,151
Total	$217,029,106	$—	$—	$217,029,106

*	Refer to the Schedule of Investments for security classifications.

The value of Level 3 securities in which significant unobservable inputs were used in determining fair value is not material to the Fund and, therefore, the reconciliation of Level 3 securities, value of transfers to and from Level 3 securities during the year, and related Level 3 valuation techniques used are not disclosed.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

Federal Income Tax – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Securities Lending – The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The cash collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities, along with the related obligation to return the cash collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as the securities lending agent.

The Funds have no securities on loan as of June 30, 2026.

Significant Concentrations – The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company (“FDIC”) Insurance limits. As a result, the Funds are exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

3.	INVESTMENT TRANSACTIONS

For the Six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

	Non-U.S. Government Securities
Fund	Purchases	Sales
M International Equity Fund	$150,061,806	$70,313,604
M Large Cap Growth Fund	114,779,289	117,082,148
M Capital Appreciation Fund	40,738,948	45,117,760
M Large Cap Value Fund	65,177,874	55,019,213

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to an a investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rates as shown:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with respect to Fund assets which are not invested in a mutual fund that is advised by the Fund’s sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund.	0.45% on the first $100 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

For the period January 1, 2026 through April 24, 2026, the Corporation had entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser, providing identical services at identical rates as shown above.

For the period January 1, 2026 through June 30, 2026, the Funds and corresponding Predecessor Fund paid the Advisor the following fees:

Fund	Advisory Fees
M International Equity Fund	$186,074
M Large Cap Growth Fund	281,804
M Capital Appreciation Fund	499,552
M Large Cap Value Fund	194,304

The Adviser has engaged Dimensional, Federated, Frontier, and Brandywine to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund, and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter

The sub-adviser does not receive any sub-advisory fee for its sub-advisory services to the M International Equity Fund with respect to assets of the M International Equity Fund invested in any other mutual fund advised by the sub-adviser, and such assets do not count towards the application of the $100 million breakpoint.

M Large Cap Growth Fund	0.30% on the first $100 million
0.25% on the amounts thereafter

M Capital Appreciation Fund	0.70% on the first $125 million
0.60% on the amounts thereafter
M Large Cap Value Fund	0.28%

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds (“Waiver Agreement”) until at least September 30, 2028, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board and contractual indemnification of Funds service providers (other than the Advisor))). These fee waivers and expense reimbursements are subject to possible recoupment from a Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of the recoupment, whichever is lower. For the six months ended June 30, 2026, the Adviser did not waive fees pursuant to the Waiver Agreement.

Fund
M International Equity Fund	0.54%
M Large Cap Growth Fund	0.59%
M Capital Appreciation Fund	0.99%
M Large Cap Value Fund	0.61%

In addition, certain affiliates of the Distributors provide services to the Funds as follows:

During the period, January 1, 2026 thrugh April 24, 2026, M Holdings Securities, Inc. acted as distributor (the “M Distributor”) for each of the Predecessor Funds. The M Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by M Distributor for its services.

For the period from April 25, 2026 through June 30, 2026, the M Distributor acted as distributor for each of the Funds in a continuous public offering of the Fund shares. During the year ended June 30, 2026, the M Distributor received $0 in underwriting commissions.

For the period from April 25, 2026 through June 30, 2026, Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Fund pays to UFS a monthly fee, which is calculated by each Fund on its average daily net assets.

During the period, January 1, 2026 thrugh April 24, 2026, Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provided chief compliance officer and anti-money laundering officer services to the Predecessor Funds pursuant to a written agreement with the Corporation on behalf of the Predecessor Funds. The Predecessor Funds paid ACA Group an annual base fee and annual per fund fees. In addition, ACA Group wa reimbursed for certain expenses incurred in performing these services on behalf of the Predecessor Funds. Total fees and expenses paid by the Predecessor Funds to ACA Group pursuant to this agreement are $7,084, $7,192, $5,744 and $4,176 for M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, respectively.

For the period from April 25, 2026 through June 30, 2026, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement. As of June 30, 2026, no fees and expenses have been paid by the Funds pursuant to these agreements.

Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The DFA Portfolio is an affiliate of the M International Equity Fund as of June 30, 2026, and is included in the Fund’s Schedule of Investments. During the six months ended June 30, 2026, purchases and sales transactions, income earned from investments and shares held of the DFA Portfolio in the M International Equity Fund were as follows:

Affiliated Investment	Value, Beginning	Shares, Beginning of	Purchase at	Proceeds from	Net Realized	Change in Unrealized	Value, End of	Dividend	Shares, End of
Company	of Year	Year	Cost	Sales	Gain on Sales	Appreciation	Year	Income	Year
DFA Emerging Markets Core Equity 2 Portfolio	$85,342,110	2,934,736	$3,095,819	($908,848)	$421,019	$17,331,404	$105,281,504	$159,087	3,002,895

The DFA Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the M International Equity Fund’s financial statements. As of June 30, 2026, the percentage of M International Equity Fund net assets invested in the DFA Portfolio was 35.5%.

5.	PAID-IN CAPITAL

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2026	2025	2026	2025
Shares sold	834,591	1,686,688	402,857	539,084
Distributions reinvested	—	387,567	134,724	2,590,268
Shares redeemed	(732,377)	(5,520,058)	(431,358)	(1,188,725)
Net increase (decrease)	102,214	(3,445,803)	106,223	1,940,627
Fund Shares:
Beginning of year	14,741,939	18,187,742	10,459,005	8,518,378
End of year	14,844,153	14,741,939	10,565,228	10,459,005

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2026	2025	2026	2025
Shares sold	1,013,594	824,687	1,103,249	1,166,967
Distributions reinvested	110,576	1,527,334	106,355	792,714
Shares redeemed	(660,376)	(1,939,994)	(444,747)	(991,877)
Net increase (decrease)	463,794	412,027	764,857	967,804
Fund Shares:
Beginning of year	9,851,245	9,439,218	10,805,433	9,837,629
End of year	10,315,039	9,851,245	11,570,290	10,805,433

6.	CONTROL OWNERSHIP

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2026 John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. each owned 5% or more of the Funds’ shares, and they may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

As of June 30, 2026, the 5% ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John
	Hancock
	Variable	Pacific
	Life	Life
	Insurance	Insurance
	Co.	Co.
M International Equity Fund	38.29%	44.97%
M Large Cap Growth Fund	47.02%	37.75%
M Capital Appreciation Fund	46.98%	38.19%
M Large Cap Value Fund	48.50%	38.35%

(1)	The balance of the Funds’ shares are owned by shareholders with less than 5% beneficial interest.

7.	FINANCIAL INSTRUMENTS

Foreign Investments and Foreign Currency – The Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt (“foreign issuers”). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at current exchange rates each business day. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received.

The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Funds do not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund’s assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Additional Market Disruption Risk – Financial and securities markets are volatile and may be affected by political, regulatory, social, economic and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of the Funds and their investments. Different sectors of the market, issuers, and security types may react differently to such developments.

The current political climate has intensified concerns about trade tariffs and a potential trade war between the U.S. and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.

In late February 2022, Russia launched a large-scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have divested interests or otherwise curtailed business dealings with certain Russian businesses. Countermeasures or retaliatory actions by Russia may further impair the value and liquidity of Russian securities. The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the World, which may negatively impact such countries and the companies in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the World, including in the United States and Europe.

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and any future sanctions, market disruptions and volatility, the potential for wider conflict, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on Fund performance and the value and liquidity of an investment in the Fund, particularly with respect to Russian exposure.

Beginning in October 2023, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent of any market disruptions are impossible to predict, but could be substantial.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Funds as of June 30, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Purposes	Appreciation	Depreciation	(Depreciation)
M International Equity Fund	$194,044,182	$108,943,406	$(8,600,066)	$100,343,340
M Large Cap Growth Fund	254,123,913	71,939,762	(13,042,376)	$58,897,386
M Capital Appreciation Fund	217,002,653	106,951,314	(14,180,821)	$92,770,493
M Large Cap Value Fund	168,112,186	52,160,377	(3,243,457)	$48,916,920

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, passive foreign investment companies (PFICs), and return of capital distributions received from underlying investments.

The tax character of distributions paid during the years ended 2025 and 2024 were as follows:

For the year ended December 31, 2025:

	Ordinary	Long-Term
	Income	Capital Gains	Total
M International Equity Fund	$6,863,809	$—	$6,863,809
M Large Cap Growth Fund	13,059,710	65,116,564	78,176,274
M Capital Appreciation Fund	1,337,991	36,478,808	37,816,799
M Large Cap Value Fund	2,988,737	10,540,787	13,529,524

For the year ended December 31, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Total
M International Equity Fund	$7,353,403	$—	$7,353,403
M Large Cap Growth Fund	408,611	25,871,337	26,279,948
M Capital Appreciation Fund	5,219,556	15,528,496	20,748,052
M Large Cap Value Fund	2,864,890	12,329,717	15,194,607

M Funds
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2026

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
M International Equity Fund	$—	$—	$(37,427,702)	$(481)	$70,348,500	$32,920,317
M Large Cap Growth Fund	1,305,440	2,736,648	—	—	93,855,014	97,897,102
M Capital Appreciation Fund	—	3,331,088	—	—	53,830,889	57,161,977
M Large Cap Value Fund	8,673	2,024,791	—	—	47,038,079	49,071,543

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year and are not subject to expiration. At December 31, 2025, M International Equity Fund had available, for federal tax purposes, unused short-term capital losses of $15,930,709 and unused long-term capital losses of $21,496,993 permitted to be carried for an unlimited period. In addition at December 31, 2025, M International Equity Fund used capital loss carryforwards of $21,571,751.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

During the year ended December 31, 2025, the Funds reclassified for book purposes, amounts arising from permanent book/tax difference primarily relating to distributions in excess.

Permanent differences incurred during the year ended December 31, 2025, resulting from differences in book and tax accounting, have been reclassified at year-end between accumulated earnings (losses) and paid-in capital as follows, with no impact to the net asset value per share:

	Total
	Accumulated	Paid in
	Earnings	Capital
M International Equity Fund	$15,643	$(15,643)

9.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Funds have adopted ASU 2023-09 for the period ended June 30, 2026, and concluded that the application of this guidance did not have an impact on their financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

M Funds
Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

SHAREHOLDER MEETING

The Board of Directors of M Fund, Inc. (the “Corporation”) held a Special Meeting of the Shareholders of the Predecessor M International Equity Fund, Predecessor M Large Cap Growth Fund, Predecessor M Capital Appreciation Fund and Predecessor M Large Cap Value Fund (the “Predecessor Funds”), each a series of the Corporation, on April 22, 2026, for the purpose of approving an Agreement and Plan of Reorganization, pursuant to which all of the assets of each Predecessor Fund would be transferred to a correspondingly named series of Northern Lights Fund Trust II (each a “Fund” and collectively, the “Funds”). In exchange for the shares of a Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the corresponding Predecessor Fund, and (c) the Fund’s assumption of all of the liabilities of the applicable Predecessor Fund, followed by (ii) the liquidating distribution by the Predecessor Fund to its shareholders of the shares of the corresponding Fund in proportion to their holdings of shares of the Predecessor Fund.

At the close of business April 11, 2026, the record date for the Special Meeting of Shareholders, there were the following outstanding shares of beneficial interest of each Predecessor Funds.

Outstanding
Predecessor Fund	Shares
M International Equity Fund	14,659,185
M Large Cap Growth Fund	10,489,402
M Capital Appreciation Fund	10,375,327
M Large Cap Value Fund	10,943,432

Accordingly, shares represented in person and by proxy at the Special Meeting equaled the following percentage of the outstanding shares of each Predecessor Fund. Therefore, a quorum was present for the Predecessor Funds.

% of Outstanding
Predecessor Fund	Shares Voted
M International Equity Fund	51.8%
M Large Cap Growth Fund	90.1%
M Capital Appreciation Fund	90.2%
M Large Cap Value Fund	90.7%

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

	For	Against
Predecessor Fund	Approval	Approval	Abstained
M International Equity Fund	7,310,586	71,753	207,789
M Large Cap Growth Fund	9,317,222	40,052	95,326
M Capital Appreciation Fund	9,281,591	5,216	69,900
M Large Cap Value Fund	9,824,751	19,833	81,011

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “M-Funds Advisory Agreement”) between the Trust, on behalf of the M Capital Appreciation Fund, M International Equity Fund, M Large Cap Growth Fund & M Large Cap Value Fund (the “M-Funds”) and M Financial Investment Advisers, Inc. (“M Financial). The Board also considered the approval of the sub-advisory agreements between M Financial and Frontier Capital Management Company, LLC (“Frontier”), Dimensional Fund Advisors, LP (“Dimensional”), Federated MDTA LLC (“Federated”) and Brandywine Global Investment Management, LLC (“Brandywine”) with respect to M Capital Appreciation Fund (the “Frontier Sub-Advisory Agreement”), M International Equity Fund (the “Dimensional Sub-Advisory Agreement”), M Large Cap Growth Fund (the “Federated Sub-Advisory Agreement”) and M Large Cap Value Fund (the “Brandywine Sub-Advisory Agreement” and, together with the Frontier Sub-Advisory Agreement, Dimensional Sub-Advisory Agreement and Federated Sub-Advisory Agreement, the “M-Funds Sub-Advisory Agreements”), respectively.

Based on their evaluation of the information provided by M Financial in conjunction with M-Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the approval of the M-Funds Advisory Agreement with respect to each of the M-Funds and each of M-Funds Sub-Advisory Agreements with respect to the applicable M-Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the M-Funds Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the M-Funds Advisory Agreement, a memorandum prepared by the Counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the approval of the M-Funds Advisory Agreement and comparative information relating to the advisory fee and other expenses of the M-Funds.

The materials also included due diligence materials relating to M Financial (including due diligence questionnaires completed by M Financial, select financial information of M Financial, bibliographic information regarding M Financial’s key management and investment advisory personnel, and comparative fee information relating to M-Funds and other pertinent information). At the Meeting, the Independent Trustees were advised by the Counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the M-Funds Advisory Agreement with respect to each of the M-Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the M-Funds Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the M-Funds Advisory Agreement. In considering the approval of the M-Funds Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by M Financial related to the proposed approval of the M-Funds Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for each of the M-Funds, including the individuals that will primarily monitor and execute the investment process and provide oversight of each of the Sub-Advisers. The Board noted that M Financial has been registered as an investment adviser with the SEC since November, 1995, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed M Financial’s research capabilities and the quality of its compliance infrastructure noting that M Financial maintains an in-house compliance department of experienced and qualified individuals to oversee the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. The Board considered M Financial’s specific responsibilities in all aspects of the day-to-day management of each of the M-Funds, including M Financial’s continued oversight of each of each Sub-Adviser to ensure that each Sub-Adviser adheres to its particular investment strategy. Additionally, the Board received satisfactory responses from representatives of M Financial with respect to a series of important questions, including: whether M Financial or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

management of each of the M-Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the M-Fund’s investment limitations, noting that M Financial’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under M Financial’s compliance program. The Board reviewed the capitalization of M Financial and, based on financial information provided by and representations made by M Financial and its representatives, concluded that M Financial was sufficiently well-capitalized in order to meet its obligations to each of the M-Funds. The Board noted that the Trust’s CCO represented that M Financial’s compliance policies and procedures are reasonably designed to prevent violations of applicable securities laws. The Board also noted M Financial’s representation that the draft prospectus and statement of additional information for each of the M-Funds accurately describe the investment strategies and risks of each of the M-Funds. After further discussion, the Board concluded that M Financial had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the M-Funds Advisory Agreement and that the nature, overall quality and extent of the management and oversight services to be provided by M Financial to each of the M-Funds appear to be satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the M-Funds as compared to its peer group, Morningstar category and benchmark for the one, three, five, and ten-year and since inception periods ended November 30, 2025.

The Board first reviewed the M Capital Appreciation Fund. The Board noted that the Fund had underperformed one of its benchmarks (the S&P 500 Total Return Index) for the one, three, five and ten-year periods, but it had outperformed its other benchmark (the Russell 2500 Total Return Index) and both its peer group median and Morningstar category median for all of those periods and outperformed both benchmarks, the peer group median and category median for the since inception period. After discussion, the Board concluded that past performance was acceptable.

Next, the Board reviewed the performance of M International Equity. The Board noted that for the one-year period, the Fund slightly underperformed its benchmarks (the MSCI ACWI Ex USA IMI GR USD and the MSCI ACWI Ex USA NR USD) but outperformed, its peer group median and Morningstar category median, while for the three-year period M International Equity outperformed its Morningstar category median but slightly underperformed its peer group median and both of its benchmarks. For the five-year period, the Board noted that it matched the peer group median and outperformed both its benchmarks and the Morningstar category median while for the ten-year period the Fund had underperformed both its benchmarks, peer group median and Morningstar category median. Finally, the Board noted that since inception the M International Equity had outperformed the MSCI ACWI Ex USA IMI GR USD benchmark, while underperforming its peer group median and Morningstar category median. After discussion, the Board concluded that past performance was acceptable.

The Board then reviewed the performance of M Large Cap Growth. The Board noted that for the one-year period, the Fund outperformed one of its benchmarks, the S&P 500 Total Return Index, and its Morningstar category median, matched its peer group median, but underperformed its other benchmark, the Russell 1000 Growth Total Return Index. For the three-year and ten-year periods, the Fund had outperformed the S&P 500 Total Return Index but underperformed its other benchmark, its peer group median and Morningstar category median. For the five-year period, the Fund had outperformed its Morningstar category median, but underperformed both its benchmarks and its peer group median. For the since inception period, the Fund outperformed the S&P 500 Total Return Index, its peer group median and Morningstar category median, but slightly underperformed its other benchmark, the Russell 1000 Growth Total Return Index. After discussion, the Board concluded that past performance was acceptable.

Finally, the Board reviewed the performance of the M Large Cap Value Fund. The Board noted that for the one and three year periods, the Fund outperformed one of its benchmarks, the Russell 1000 Value Total Return Index, and both its peer group median and Morningstar category, but underperformed its other benchmark, the Russell 1000 Total Return Index. The Board noted that for the five-year period, the Fund had outperformed both benchmarks, its peer group median and Morningstar category median, however for the ten-year and since inception periods, the Fund underperformed both benchmarks, its peer group median and Morningstar category media. After discussion, the Board concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided by M Financial, the Board reviewed and discussed the proposed fees for the M-Funds compared to each M Fund’s respective peer group and Morningstar category as presented in the Board Materials. The Board noted that the advisory fee for M Capital Appreciation was in-line with its peer group and Morningstar category being only slightly above the respective medians, while the advisory fees for each of M International Equity, M Large Cap Growth and M Large Cap Value were below both their respective peer group medians and Morningstar category medians. The Board reviewed the proposed contractual arrangements for each of M-Funds, which stated that M Financial had agreed to waive or limit its advisory fee and/or reimburse expenses for at least a one year period, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.54% of M International’s average net assets, 0.59% of M Large Cap Growth’s average

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

net assets; 0.99% of M Capital Appreciation’s average net assets, and 0.61% of M Large Cap Value’s average net assets, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on M Financial’s experience and expertise, and the services to be provided by M Financial to each of the M-Funds, the advisory fees to be charged by M Financial were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to M Financial with respect to each of the M-Funds based on profitability estimates and analyses provided by M Financial and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by M Financial and the projected growth of each of the M-Funds, the anticipated level of profit from M Financial’s relationship with respect to each of the M-Funds was not excessive.

Economies of Scale. As to the extent to which each or any of the M-Funds will realize economies of scale as they grow, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed M Financial’s expectations for growth of each of the M-Funds and concluded that any material economies of scale would not be achieved in the near term.

M-Funds Sub-Advisory Agreements

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of each of the M-Funds Sub-Advisory Agreements. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment services to be provided by each Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance and operating history of each Sub-Adviser; and (iii) each Sub-Adviser’s financial condition, history of operations and ownership structure. In considering the approval of each M Fund Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Frontier Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Frontier, the Board noted the experience of the portfolio management and research personnel of Frontier, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Frontier and reviewed supporting materials. The Board reviewed the materials prepared by Frontier describing its investment process. The Board received responses from Frontier with respect to a series of important questions, including: whether Frontier is involved in any lawsuits or pending regulatory actions. The Board discussed Frontier’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Frontier included in the Board Materials, the Board concluded that Frontier had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Frontier Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to M Financial and M Capital Appreciation were satisfactory.

Performance. The Board considered Frontier’s past performance as well as other factors relating to Frontier’s track record, including its earlier discussion of M Capital Appreciation’s performance when considering the M Financial Advisory Agreement. The Board concluded that the performance track record of Frontier was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Frontier, the Board discussed the sub-advisory fee payable to Frontier. The Board considered that Frontier is paid by M Financial and not by M Capital Appreciation and noted M Financial’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Frontier is reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees to be paid to Frontier, and noted that Frontier received no other compensation from M Capital Appreciation or M Financial except the sub-advisory fee earned pursuant to the Frontier Sub-Advisory Agreement and payable by M Financial. Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Frontier Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits realized by Frontier, the Trustees reviewed a profitability analysis that was provided by Frontier. The Board noted that because the sub-advisory fee was paid by M Financial, the overall advisory fee paid by the Fund was not and will not be directly affected by the sub-advisory fee paid to Frontier. Consequently, the Board did not consider the profitability of Frontier to be a significant factor, although it concluded that the profits realized by Frontier were not excessive.

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

Economies of Scale. Because the sub-advisory fees are not paid by M Capital Appreciation, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of M Capital Appreciation increase.

Dimensional Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Dimensional, the Board noted the experience of the portfolio management and research personnel of Dimensional, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Dimensional based representations made, and supporting materials provided, by Dimensional. The Board reviewed the materials prepared by Dimensional describing its investment process. The Board received responses from Dimensional with respect to a series of important questions, including: whether Dimensional is involved in any lawsuits or pending regulatory actions. The Board discussed Dimensional’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Dimensional included in the Board Materials, the Board concluded that Dimensional had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Dimensional Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to M Financial and M International were satisfactory.

Performance. The Board considered Dimensional’s past performance as well as other factors relating to Dimensional’s track record, including its earlier discussion of M International’s performance when considering the M Financial Advisory Agreement. The Board concluded that the performance track record of Dimensional was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Dimensional, the Board discussed the sub-advisory fee payable to Dimensional. The Board considered that Dimensional is paid by M Financial and not by M International and noted M Financial’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Dimensional is reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees to be paid to Dimensional, and noted that Dimensional received no other compensation from M International or M Financial except the sub-advisory fee earned pursuant to the Dimensional Sub-Advisory Agreement and payable by M Financial. Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Dimensional Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits realized by Dimensional, the Board noted that because the sub-advisory fee was paid by M Financial, the overall advisory fee paid by the Fund was not and will not be directly affected by the sub-advisory fee paid to Dimensional. Consequently, the Board did not consider the profitability of Dimensional to be a significant factor, although it concluded that the profits realized by Dimensional were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by M International, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of M International increase.

Federated Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Federated, the Board noted the experience of the portfolio management and research personnel of Federated, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Federated and reviewed supporting materials. The Board reviewed the materials prepared by Federated describing its investment process. The Board received responses from Federated with respect to a series of important questions, including: whether Federated is involved in any lawsuits or pending regulatory actions. The Board discussed Federated’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Federated included in the Board Materials, the Board concluded that Federated had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Federated Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to M Financial and M Large Cap Growth were satisfactory.

Performance. The Board considered Federated’s past performance as well as other factors relating to Federated’s track record, including its earlier discussion of M Large Cap Growth’s performance when considering the M Financial Advisory Agreement. The Board concluded that the performance track record of Federated was satisfactory.

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

Fees and Expenses. As to the costs of the services to be provided by Federated, the Board discussed the sub-advisory fee payable to Federated. The Board considered that Federated is paid by M Financial and not by M Large Cap Growth and noted M Financial’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Federated is reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees to be paid to Federated, and noted that Federated received no other compensation from M Large Cap Growth or M Financial except the sub-advisory fee earned pursuant to the Federated Sub-Advisory Agreement and payable by M Financial. Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Federated Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits realized by Federated, the Board noted that because the sub-advisory fee was paid by M Financial, the overall advisory fee paid by the Fund was not and will not be directly affected by the sub-advisory fee paid to Federated. Consequently, the Board did not consider the profitability of Federated to be a significant factor, although it concluded that the profits realized by Federated were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by M Large Cap Growth, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of M Large Cap Growth increase.

Brandywine Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Brandywine, the Board noted the experience of the portfolio management and research personnel of Brandywine, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Brandywine and reviewed supporting materials. The Board reviewed the materials prepared by Brandywine describing its investment process. The Board received responses from Brandywine with respect to a series of important questions, including: whether Brandywine is involved in any lawsuits or pending regulatory actions. The Board discussed Brandywine’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Brandywine included in the Board Materials, the Board concluded that Brandywine had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Brandywine Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to M Financial and M Large Cap Value were satisfactory.

Performance. The Board considered Brandywine’s past performance as well as other factors relating to Brandywine’s track record, including its earlier discussion of M Large Cap Value’s performance when considering the M Financial Advisory Agreement. The Board concluded that the performance track record of Brandywine was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Brandywine, the Board discussed the sub-advisory fee payable to Brandywine. The Board considered that Brandywine is paid by M Financial and not by M Large Cap Value and noted M Financial’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Brandywine is reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees to be paid to Brandywine, and noted that Brandywine received no other compensation from M Large Cap Value or M Financial except the sub-advisory fee earned pursuant to the Brandywine Sub-Advisory Agreement and payable by M Financial. Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Brandywine Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits realized by Brandywine, the Trustees reviewed a profitability analysis that was provided by Brandywine. The Board noted that because the sub-advisory fee was paid by M Financial, the overall advisory fee paid by the Fund was not and will not be directly affected by the sub-advisory fee paid to Brandywine. Consequently, the Board did not consider the profitability of Brandywine to be a significant factor, although it concluded that the profits realized by Brandywine were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by M Large Cap Value, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of M Large Cap Value increase.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating each of the M-Funds Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from M Financial, Frontier, Dimensional, Federated and Brandywine as the Board believed to be reasonably necessary to evaluate the terms of each of the M-Funds Advisory Agreements and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the M-Fund’s separately that (a) the terms of the M Financial Advisory Agreement and applicable M Fund Sub-Advisory Agreement are reasonable; (b) the fees are not unreasonable; and (c) the M-Funds Advisory Agreement and applicable

M Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

M Fund Sub-Advisory Agreement are in the best interests of the corresponding M-Fund and its shareholders. In considering the approval of the M-Funds Advisory Agreements and each of the M-Funds Sub-Advisory Agreements, the Board did not identify any one factor as all important but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of the corresponding M-Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-736-2878, by visiting www.mfin.com/m-funds, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable

(a)(3)      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)      Not applicable.

(b)          Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/1/2026

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	9/1/2026